UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3732

MFS VARIABLE INSURANCE TRUST II

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011*

This Form N-CSR pertains to the following series of the Registrant: MFS Global Governments Portfolio, MFS Government Securities Portfolio, MFS High Yield Portfolio, MFS Massachusetts Investors Growth Portfolio, MFS Money Market Portfolio and MFS Total Return Portfolio.

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Global Governments Portfolio

MFS® Variable Insurance Trust II

SEMIANNUAL REPORT

June 30, 2011

WGS-SEM

MFS® GLOBAL GOVERNMENTS PORTFOLIO

The report is prepared for the general information of contract owners.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Governments Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

After about a year of almost uninterrupted macroeconomic and financial market improvement following the global credit crisis, investors grew more cautious in the middle of 2010 as fears grew that some European countries would default on their debt and as economic data showed a weakening trend in the global economy. As a result asset prices fell significantly.

Last September the U.S. Federal Reserve Board’s promises to make lending conditions easier helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment.

In the following months, the renewed positive market mood, coupled with indications of better global macroeconomic activity, pushed many asset valuations to post-crisis highs. At the same time, global sovereign bond yields initially rose as investors became concerned about inflationary pressures, driven by higher prices for oil as well as other commodities. However, by the end of the second quarter of 2011, a weakening macroeconomic backdrop and renewed concerns over debt problems in some eurozone countries pushed equities lower.

For the remainder of 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide to be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, the Middle East, as well as that created by the U.S. debate over raising the debt ceiling and the downgrade by Standard & Poor’s of the U.S. long-term credit rating.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Global Governments Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Non-U.S. Government Bonds	66.9%
U.S. Treasury Securities	21.1%
Mortgage-Backed Securities	3.5%
U.S. Government Agencies	2.3%
Commercial Mortgage-Backed Securities	1.6%
High Grade Corporates	0.7%

Composition including fixed income credit quality (a)(i)
AAA	27.0%
AA	41.5%
A	0.7%
U.S. Government	21.1%
Federal Agencies	5.8%
Cash & Other	3.9%

Portfolio facts (i)
Average Duration (d)	6.4
Average Effective Maturity (m)	8.3 yrs.

Issuer country weightings (i)(x)
United States	32.0%
Japan	23.8%
Italy	12.0%
Germany	9.0%
Netherlands	4.6%
United Kingdom	4.5%
Canada	2.9%
France	2.7%
Spain	2.6%
Other Countries	5.9%

Currency weightings (i)(y)
Japan	31.3%
United States	28.4%
Euro	27.1%
United Kingdom	6.0%
Canada	2.2%
China	1.5%
Singapore	1.0%
Australia	0.8%
Denmark	0.7%
Other Countries	1.0%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund itself has not been rated.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s total net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s total net assets.

Percentages are based on net assets as of 6/30/11.

The portfolio is actively managed and current holdings may be different.

2

MFS Global Governments Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period, January 1, 2011 through June 30, 2011

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/11	Ending Account Value 6/30/11	Expenses Paid During Period (p) 1/01/11-6/30/11
Initial Class	Actual	1.00%	$1,000.00	$1,034.55	$5.04
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
Service Class	Actual	1.25%	$1,000.00	$1,033.18	$6.30
	Hypothetical (h)	1.25%	$1,000.00	$1,018.60	$6.26

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Global Governments Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

BONDS – 94.7%
Foreign Bonds – 66.9%
Australia – 0.7%
Commonwealth of Australia, 5.75%, 2021	AUD	193,000	$215,368

Austria – 1.0%
Republic of Austria, 4.65%, 2018	EUR	206,000	$326,692

Belgium – 2.1%
Kingdom of Belgium, 5.5%, 2017	EUR	411,000	$655,178

Canada – 2.9%
Bayview Commercial Asset Trust, FRN, 1.699%, 2023 (z)	CAD	150,000	$135,722
Canada Housing Trust, 4.6%, 2011 (n)	CAD	280,000	292,307
Government of Canada, 4.25%, 2018	CAD	367,000	417,534
Government of Canada, 5.75%, 2033	CAD	47,000	65,078

			$910,641

Finland – 0.8%
Republic of Finland, 3.875%, 2017	EUR	169,000	$258,986

France – 2.6%
Republic of France, 6%, 2025	EUR	260,000	$468,584
Republic of France, 4.75%, 2035	EUR	225,000	354,931

			$823,515

Germany – 8.7%
Federal Republic of Germany, 3.75%, 2013	EUR	1,043,000	$1,576,122
Federal Republic of Germany, 3.75%, 2015	EUR	331,000	508,704
Federal Republic of Germany, 4.25%, 2018	EUR	138,000	220,125
Federal Republic of Germany, 6.25%, 2030	EUR	219,000	427,339

			$2,732,290

Italy – 11.8%
Republic of Italy, 4.75%, 2013	EUR	1,212,000	$1,808,024
Republic of Italy, 5.25%, 2017	EUR	949,000	1,450,644
Republic of Italy, 3.75%, 2021	EUR	315,000	422,958

			$3,681,626

Japan – 23.7%
Government of Japan, 1.7%, 2017	JPY	270,650,000	$3,583,210
Government of Japan, 1.1%, 2020	JPY	13,000,000	163,077
Government of Japan, 2.1%, 2024	JPY	110,000,000	1,469,417
Government of Japan, 2.2%, 2027	JPY	124,300,000	1,650,322
Government of Japan, 2.4%, 2037	JPY	41,000,000	549,510

			$7,415,536

Netherlands – 4.5%
ABN Amro Bank N.V., FRN, 2.042%, 2014 (n)		$200,000	$204,152
Kingdom of the Netherlands, 3.75%, 2014	EUR	658,000	1,003,244

Issuer	Shares/Par		Value ($)

BONDS – continued
Foreign Bonds – continued
Netherlands – continued
Kingdom of the Netherlands, 5.5%, 2028	EUR	113,000	$198,867

			$1,406,263

Norway – 0.6%
Eksportfinans A.S.A., 1.875%, 2013		$170,000	$173,253

Spain – 2.5%
Kingdom of Spain, 4.6%, 2019	EUR	564,000	$785,719

Sweden – 0.5%
Kingdom of Sweden, 5%, 2020	SEK	915,000	$169,175

United Kingdom – 4.5%
United Kingdom Treasury, 8%, 2021	GBP	196,000	$438,690
United Kingdom Treasury, 4.25%, 2027	GBP	297,000	482,595
United Kingdom Treasury, 4.25%, 2036	GBP	313,000	500,280

			$1,421,565

Total Foreign Bonds			$20,975,807

U.S. Bonds – 27.8%
Asset-Backed & Securitized – 1.2%
Commercial Mortgage Asset Trust, FRN, 0.991%, 2032 (i)(z)		$4,573,167	$46,326
Commercial Mortgage Pass-Through Certificates, FRN, 0.377%, 2017 (n)		331,000	319,666
First Union National Bank Commercial Mortgage Trust, FRN, 1.636%, 2043 (i)(z)		344,710	12

			$366,004

Mortgage-Backed – 3.4%
Fannie Mae, 4.768%, 2012		$167,253	$171,919
Fannie Mae, 5.37%, 2013		92,706	96,288
Fannie Mae, 4.78%, 2015		68,102	73,863
Fannie Mae, 4.856%, 2015		43,662	47,243
Fannie Mae, 5.5%, 2015		39,379	42,831
Fannie Mae, 5.09%, 2016		59,000	64,365
Fannie Mae, 5.424%, 2016		67,436	74,485
Fannie Mae, 5.05%, 2017		52,998	57,834
Fannie Mae, 5.16%, 2018		116,424	127,966
Fannie Mae, 5.1%, 2019		52,594	57,215
Fannie Mae, 5.18%, 2019		52,617	57,383
Fannie Mae, 6.16%, 2019		42,846	48,070
Freddie Mac, 5.085%, 2019		33,000	35,263
Freddie Mac, 5%, 2028		43,843	44,367
Freddie Mac, FRN, 3.882%, 2017		79,000	82,593

			$1,081,685

U.S. Government Agencies and Equivalents – 2.3%
Aid-Egypt, 4.45%, 2015		$252,000	$279,934
Small Business Administration, 5.09%, 2025		31,961	34,404

4

MFS Global Governments Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Bonds – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 5.21%, 2026	$373,095	$402,496

		$716,834

U.S. Treasury Obligations – 20.9%
U.S. Treasury Bonds, 6.875%, 2025	$400,000	$537,750
U.S. Treasury Bonds, 5.25%, 2029	681,000	785,810
U.S. Treasury Bonds, 4.5%, 2039	86,300	88,242
U.S. Treasury Notes, 1.375%, 2013	565,000	574,272
U.S. Treasury Notes, 4.125%, 2015	991,000	1,099,623
U.S. Treasury Notes, 4.75%, 2017	1,478,000	1,699,931
U.S. Treasury Notes, 3.5%, 2020	339,000	353,909
U.S. Treasury Notes, TIPS, 1.25%, 2020	1,328,289	1,405,080

		$6,544,617

Total U.S. Bonds		$8,709,140

Total Bonds (Identified Cost, $27,286,202)		$29,684,947

Issuer	Shares/Par	Value ($)
SHORT-TERM OBLIGATIONS (y) – 2.9%
Abbey National North America LLC, 0.04%, due 7/01/11 at Amortized Cost and Value	$925,000	$925,000

Total Investments (Identified Cost, $28,211,202)		$30,609,947

OTHER ASSETS, LESS LIABILITIES – 2.4%		741,828

Net Assets – 100.0%		$31,351,775

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $816,125, representing 2.6% of net assets.

(y)	The rate shown represents an annualized yield at time of purchase.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Commercial Asset Trust, FRN, 1.699%, 2023	5/25/06	$150,218	$135,722
Commercial Mortgage Asset Trust, FRN, 0.991%, 2032	8/25/03	66,021	46,326
First Union National Bank Commercial Mortgage Trust, FRN, 1.636%, 2043	12/11/03	819	12
Total Restricted Securities			$182,060
% of Net Assets			0.6%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

TIPS	Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar

CAD	Canadian Dollar

CNY	Chinese Yuan Renminbi

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HUF	Hungarian Forint

IDR	Indonesian Rupiah

JPY	Japanese Yen

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thailand Baht

5

MFS Global Governments Portfolio

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 6/30/11

Forward Foreign Currency Exchange Contracts at 6/30/11

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	JPMorgan Chase Bank N.A.	9,000	7/12/11	$9,527	$9,645	$118
BUY	AUD	Westpac Banking Corp.	52,493	7/12/11	54,620	56,251	1,631
BUY	CAD	Barclays Bank PLC	14,000	7/12/11	14,283	14,513	230
BUY	CAD	Goldman Sachs International	31,000	7/12/11	32,030	32,137	107
BUY	CNY	HSBC Bank	544,000	11/16/11	84,380	84,459	79
BUY	DKK	Credit Suisse Group	1,057,922	7/12/11	204,278	205,651	1,373
BUY	DKK	Goldman Sachs International	35,000	7/12/11	6,753	6,804	51
SELL	DKK	UBS AG	38,000	7/12/11	7,408	7,387	21
BUY	EUR	Brown Brothers Harriman & Co.	44,000	7/12/11	63,499	63,794	295
BUY	EUR	Credit Suisse Group	65,000	7/12/11	93,888	94,241	353
BUY	EUR	Merrill Lynch International Bank	156,000	7/12/11	223,267	226,179	2,912
BUY	EUR	UBS AG	313,928	7/12/11	452,134	455,154	3,020
SELL	EUR	Brown Brothers Harriman & Co.	56,000	7/12/11	81,382	81,192	190
SELL	EUR	Citibank N.A.	154,000	7/12/11	225,861	223,280	2,581
SELL	GBP	Barclays Bank PLC	49,000	7/12/11	79,970	78,636	1,334
SELL	GBP	Brown Brothers Harriman & Co.	11,000	7/12/11	18,168	17,653	515
SELL	GBP	JPMorgan Chase Bank N.A.	5,000	7/12/11	8,167	8,024	143
SELL	GBP	UBS AG	4,000	7/12/11	6,562	6,420	142
BUY	HUF	HSBC Bank	14,478,000	7/12/11	78,272	78,934	662
BUY	IDR	HSBC Bank	710,681,000	7/26/11	82,150	82,612	462
BUY	JPY	Barclays Bank PLC	1,815,000	7/12/11	22,196	22,546	350
BUY	JPY	Credit Suisse Group	187,248,209	7/12/11	2,205,489	2,325,999	120,510
BUY	JPY	Deutsche Bank AG	7,658,000	7/12/11	92,673	95,127	2,454
BUY	JPY	HSBC Bank	17,086,000	7/12/11	205,806	212,243	6,437
BUY	JPY	UBS AG	16,456,186	7/12/11	204,381	204,419	38
SELL	JPY	Barclays Bank PLC	1,987,000	7/12/11	24,884	24,683	201
SELL	JPY	Morgan Stanley Capital Services, Inc.	4,323,000	7/12/11	53,915	53,700	215
BUY	MXN	Citibank N.A.	937,000	7/05/11	78,917	80,028	1,111
BUY	NOK	Deutsche Bank AG	1,359,000	7/12/11	247,140	251,785	4,645
BUY	NZD	Barclays Bank PLC	49,000	7/12/11	39,396	40,577	1,181
BUY	NZD	JPMorgan Chase Bank N.A.	50,000	7/12/11	40,202	41,406	1,204
BUY	SEK	Deutsche Bank AG	476,000	7/12/11	75,162	75,224	62
SELL	SEK	Credit Suisse Group	47,098	7/12/11	7,523	7,443	80
BUY	SGD	Credit Suisse Group	297,000	7/12/11	236,384	241,798	5,414
BUY	SGD	Deutsche Bank AG	54,500	7/12/11	43,220	44,371	1,151
BUY	SGD	HSBC Bank	54,500	7/12/11	43,229	44,371	1,142
SELL	THB	HSBC Bank	2,393,000	7/25/11	78,408	77,812	596
SELL	THB	JPMorgan Chase Bank N.A.	960,000	7/05/11	31,455	31,257	198

							$163,208

Liability Derivatives
BUY	AUD	Barclays Bank PLC	32,000	7/12/11	$34,465	$34,291	$(174)
BUY	AUD	Goldman Sachs International	32,000	7/12/11	34,764	34,291	(473)
SELL	AUD	Barclays Bank PLC	62,000	7/12/11	65,539	66,439	(900)
SELL	AUD	Citibank N.A.	20,000	7/12/11	21,425	21,432	(7)
SELL	AUD	JPMorgan Chase Bank N.A.	3,000	7/12/11	3,157	3,215	(58)
BUY	CAD	Brown Brothers Harriman & Co.	37,000	7/12/11	38,795	38,357	(438)
BUY	CAD	HSBC Bank	54,000	7/12/11	56,342	55,981	(361)

6

MFS Global Governments Portfolio

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
SELL	CAD	Barclays Bank PLC	65,000	7/12/11	$66,284	$67,384	$(1100)
SELL	CAD	Goldman Sachs International	195,058	7/12/11	201,688	202,213	(525)
SELL	CAD	UBS AG	114,000	7/12/11	117,777	118,181	(404)
BUY	CNY	Barclays Bank PLC	486,000	11/16/11	75,701	75,455	(246)
BUY	CNY	Deutsche Bank AG	2,060,000	11/16/11	320,697	319,829	(868)
BUY	EUR	Brown Brothers Harriman & Co.	20,000	7/12/11	29,357	28,997	(360)
BUY	EUR	Goldman Sachs International	110,000	7/12/11	160,831	159,485	(1346)
BUY	EUR	HSBC Bank	17,000	7/12/11	25,091	24,648	(443)
BUY	EUR	UBS AG	15,000	7/12/11	21,802	21,748	(54)
SELL	EUR	Barclays Bank PLC	38,000	7/12/11	54,479	55,095	(616)
SELL	EUR	Deutsche Bank AG	245,000	7/12/11	349,850	355,218	(5368)
SELL	EUR	Goldman Sachs International	33,000	7/12/11	46,826	47,845	(1019)
SELL	EUR	JPMorgan Chase Bank N.A.	8,000	7/12/11	11,481	11,599	(118)
SELL	EUR	Morgan Stanley Capital Services, Inc.	78,000	7/12/11	112,312	113,090	(778)
SELL	EUR	UBS AG	1,682,407	7/12/11-9/15/11	2,415,907	2,436,233	(20326)
BUY	GBP	Barclays Bank PLC	198,315	7/12/11	323,137	318,258	(4879)
BUY	GBP	Brown Brothers Harriman & Co.	4,000	7/12/11	6,465	6,419	(46)
BUY	GBP	Deutsche Bank AG	153,015	7/12/11	249,418	245,562	(3856)
BUY	HUF	Barclays Bank PLC	8,598,000	7/12/11	46,947	46,876	(71)
SELL	HUF	Barclays Bank PLC	23,075,000	7/12/11	118,961	125,804	(6843)
BUY	IDR	Merrill Lynch International Bank	691,354,000	9/06/11	80,643	79,833	(810)
SELL	IDR	HSBC Bank	1,400,878,000	7/26/11	161,485	162,844	(1359)
BUY	JPY	Brown Brothers Harriman & Co.	1,454,000	7/12/11	18,112	18,062	(50)
BUY	JPY	Citibank N.A.	2,500,000	7/12/11	31,230	31,056	(174)
BUY	JPY	Goldman Sachs International	1,993,000	7/12/11	24,845	24,757	(88)
SELL	JPY	Barclays Bank PLC	18,126,000	7/12/11	224,046	225,161	(1115)
SELL	JPY	Brown Brothers Harriman & Co.	8,084,000	7/12/11	98,835	100,420	(1585)
SELL	JPY	Citibank N.A.	5,879,000	7/12/11	71,301	73,029	(1728)
SELL	JPY	Credit Suisse Group	1,353,000	7/12/11	16,748	16,807	(59)
SELL	JPY	HSBC Bank	1,005,000	7/12/11	12,354	12,484	(130)
SELL	JPY	JPMorgan Chase Bank N.A.	1,275,000	7/12/11	15,715	15,838	(123)
SELL	JPY	UBS AG	5,121,000	7/12/11	61,400	63,613	(2213)
SELL	MXN	Citibank N.A.	948,000	7/05/11-7/12/11	80,550	80,967	(417)
BUY	MYR	JPMorgan Chase Bank N.A.	480,000	8/09/11	159,426	158,550	(876)
SELL	MYR	JPMorgan Chase Bank N.A.	479,000	8/09/11	156,179	158,220	(2041)
SELL	NOK	Deutsche Bank AG	481,000	7/12/11	86,961	89,116	(2155)
SELL	NZD	Goldman Sachs International	99,000	7/12/11	77,525	81,983	(4458)
BUY	SEK	Barclays Bank PLC	212,000	7/12/11	35,153	33,503	(1650)
BUY	SEK	Credit Suisse Group	246,000	7/12/11	40,324	38,876	(1448)
SELL	SEK	Deutsche Bank AG	1,022,000	7/12/11	158,401	161,511	(3110)
BUY	SGD	Barclays Bank PLC	94,000	8/05/11	76,678	76,529	(149)
BUY	SGD	JPMorgan Chase Bank N.A.	94,000	8/05/11	76,679	76,529	(150)
SELL	SGD	UBS AG	198,000	7/12/11	159,899	161,199	(1300)
BUY	THB	HSBC Bank	2,393,000	7/25/11	80,060	77,811	(2249)
BUY	THB	JPMorgan Chase Bank N.A.	960,000	7/05/11	32,161	31,257	(904)

							$(82,018)

At June 30, 2011, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

7

MFS Global Governments Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/11
Assets
Investments, at value (identified cost, $28,211,202)	$30,609,947
Cash	890
Receivables for
Forward foreign currency exchange contracts	163,208
Investments sold	418,266
Interest	432,204
Receivable from investment adviser	2,909
Other assets	740
Total assets		$31,628,164
Liabilities
Payables for
Forward foreign currency exchange contracts	$82,018
Fund shares reacquired	151,083
Payable to affiliates
Distribution and/or service fees	38
Payable for Trustees’ compensation	551
Accrued expenses and other liabilities	42,699
Total liabilities		$276,389
Net assets		$31,351,775
Net assets consist of
Paid-in capital	$28,524,729
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	2,492,360
Accumulated net realized gain (loss) on investments and foreign currency transactions	(438,169)
Undistributed net investment income	772,855
Net assets		$31,351,775
Shares of beneficial interest outstanding		2,758,254

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$28,549,426	2,508,332	$11.38
Service Class	2,802,349	249,922	11.21

See Notes to Financial Statements

8

MFS Global Governments Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/11
Net investment income
Interest income		$429,567
Expenses
Management fee	$118,942
Distribution and/or service fees	3,567
Administrative services fee	8,679
Trustees’ compensation	1,872
Custodian fee	10,522
Shareholder communications	3,034
Auditing fees	28,325
Legal fees	3,766
Miscellaneous	6,289
Total expenses		$184,996
Fees paid indirectly	(1)
Reduction of expenses by investment adviser	(22,655)
Net expenses		$162,340
Net investment income		$267,227
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$59,574
Foreign currency transactions	(315,120)
Net realized gain (loss) on investments and foreign currency transactions		$(255,546)
Change in unrealized appreciation (depreciation)
Investments	$913,226
Translation of assets and liabilities in foreign currencies	148,720
Net unrealized gain (loss) on investments and foreign currency translation		$1,061,946
Net realized and unrealized gain (loss) on investments and foreign currency		$806,400
Change in net assets from operations		$1,073,627

See Notes to Financial Statements

9

MFS Global Governments Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/11 (unaudited )	Year ended 12/31/10
Change in net assets
From operations
Net investment income	$267,227	$550,040
Net realized gain (loss) on investments and foreign currency transactions	(255,546)	413,512
Net unrealized gain (loss) on investments and foreign currency translation	1,061,946	530,555
Change in net assets from operations	$1,073,627	$1,494,107
Distributions declared to shareholders
From net realized gain on investments	$—	$(271,570)
Change in net assets from fund share transactions	$(2,861,829)	$(3,689,597)
Total change in net assets	$(1,788,202)	$(2,467,060)
Net assets
At beginning of period	33,139,977	35,607,037
At end of period (including undistributed net investment income of $772,855 and $505,628, respectively)	$31,351,775	$33,139,977

See Notes to Financial Statements

10

MFS Global Governments Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$11.00		$10.60	$11.59	$11.43	$10.70	$10.29
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.18	$0.22	$0.26	$0.36	$0.34
Net realized and unrealized gain (loss) on investments and foreign currency	0.29		0.30	0.13	0.84	0.58	0.17
Total from investment operations	$0.38		$0.48	$0.35	$1.10	$0.94	$0.51
Less distributions declared to shareholders
From net investment income	$—		$—	$(1.34)	$(0.94)	$(0.21)	$—
From net realized gain on investments	—		(0.08)	—	—	—	(0.10)
Total distributions declared to shareholders	$—		$(0.08)	$(1.34)	$(0.94)	$(0.21)	$(0.10)
Net asset value, end of period	$11.38		$11.00	$10.60	$11.59	$11.43	$10.70
Total return (%) (k)(r)(s)	3.45	(n)	4.61	4.06	10.12	8.99	4.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.14	(a)	1.15	1.16	1.09	1.08	1.13
Expenses after expense reductions (f)	1.00	(a)	1.00	1.00	1.00	1.00	1.00
Net investment income	1.71	(a)	1.64	2.08	2.31	3.33	3.21
Portfolio turnover	27		66	84	113	134	122
Net assets at end of period (000 omitted)	$28,549		$30,047	$32,034	$36,813	$36,559	$39,637

See Notes to Financial Statements

11

MFS Global Governments Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$10.85		$10.48	$11.47	$11.32	$10.60	$10.22
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.15	$0.19	$0.23	$0.33	$0.31
Net realized and unrealized gain (loss) on investments and foreign currency	0.28		0.30	0.12	0.84	0.58	0.17
Total from investment operations	$0.36		$0.45	$0.31	$1.07	$0.91	$0.48
Less distributions declared to shareholders
From net investment income	$—		$—	$(1.30)	$(0.92)	$(0.19)	$—
From net realized gain on investments	—		(0.08)	—	—	—	(0.10)
Total distributions declared to shareholders	$—		$(0.08)	$(1.30)	$(0.92)	$(0.19)	$(0.10)
Net asset value, end of period	$11.21		$10.85	$10.48	$11.47	$11.32	$10.60
Total return (%) (k)(r)(s)	3.32	(n)	4.38	3.77	9.93	8.67	4.70
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.39	(a)	1.40	1.41	1.35	1.33	1.38
Expenses after expense reductions (f)	1.25	(a)	1.25	1.25	1.25	1.25	1.25
Net investment income	1.46	(a)	1.39	1.78	2.03	3.08	2.96
Portfolio turnover	27		66	84	113	134	122
Net assets at end of period (000 omitted)	$2,802		$3,093	$3,573	$6,371	$4,063	$3,793

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

12

MFS Global Governments Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Governments Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative

13

MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$7,261,451	$—	$7,261,451
Non-U.S. Sovereign Debt	—	20,635,933	—	20,635,933
Residential Mortgage-Backed Securities	—	1,081,685	—	1,081,685
Commercial Mortgage-Backed Securities	—	501,726	—	501,726
Foreign Bonds	—	204,152	—	204,152
Short Term Securities	—	925,000	—	925,000
Total Investments	$—	$30,609,947	$—	$30,609,947

Other Financial Instruments
Forwards	$—	$81,190	$—	$81,190

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund entered into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2011 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange	$163,208	$(82,018)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2011 as reported in the Statement of Operations:

Risk	Foreign Currency Transactions
Foreign Exchange	$(316,565)

14

MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2011 as reported in the Statement of Operations:

Risk	Translation of Assets and Liabilities in Foreign Currencies
Foreign Exchange	$137,662

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S.

15

MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, straddle loss deferrals, and derivative transactions.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/10
Ordinary income (including any short-term capital gains)	$52,511
Long-term capital gain	219,059
Total distributions	$271,570

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/11
Cost of investments	$28,578,902
Gross appreciation	2,353,879
Gross depreciation	(322,834)
Net unrealized appreciation (depreciation)	$2,031,045

As of 12/31/10
Undistributed ordinary income	862,929
Undistributed long-term capital gain	171,440
Post-October capital loss deferral	(96,491)
Other temporary differences	(266,698)
Net unrealized appreciation (depreciation)	1,082,239

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

16

MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net realized gain on investments
	Six months ended 6/30/11	Year ended 12/31/10
Initial Class	$—	$246,429
Service Class	—	25,141
Total	$—	$271,570

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $300 million of average daily net assets	0.75%
Average daily net assets in excess of $300 million	0.675%

The management fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, brokerage commissions, and extraordinary expenses such that total annual fund operating expenses do not exceed 1.25% of the fund’s average daily net assets. MFS’ agreement to limit the fund’s total annual operating expenses is contained in the investment advisory agreement between MFS and the fund and may not be rescinded without shareholder approval. In addition, the investment adviser has voluntarily agreed to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, brokerage commissions, and extraordinary expenses, such that total annual operating expenses do not exceed 1.00% of the fund’s average daily net assets attributable to Initial Class shares. This voluntary agreement may be changed or rescinded at any time by MFS. For the six months ended June 30, 2011, this reduction amounted to $22,655 and is reflected as a reduction of total expenses in the Statements of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. For the six months ended June 30, 2011, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.0547% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to Trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

17

MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $263 and are included in miscellaneous expense on the Statement of Operations.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions, and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$4,395,169	$6,576,847
Investments (non-U.S. Government securities)	$3,700,554	$3,827,952

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/11		Year ended 12/31/10
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	52,404	$587,001	168,578	$1,826,044
Service Class	11,380	124,441	62,979	669,806
	63,784	$711,442	231,557	$2,495,850
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	23,627	$246,429
Service Class	—	—	2,441	25,141
	—	$—	26,068	$271,570
Shares reacquired
Initial Class	(275,855)	$(3,066,512)	(483,326)	$(5,176,405)
Service Class	(46,578)	(506,759)	(121,224)	(1,280,612)
	(322,433)	$(3,573,271)	(604,550)	$(6,457,017)
Net change
Initial Class	(223,451)	$(2,479,511)	(291,121)	$(3,103,932)
Service Class	(35,198)	(382,318)	(55,804)	(585,665)
	(258,649)	$(2,861,829)	(346,925)	$(3,689,597)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2011, the fund’s commitment fee and interest expense were $131 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

18

MFS Global Governments Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2011 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

19

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Account transactions and transaction history

• Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

20

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

• open an account or provide account information

• direct us to buy securities or direct us to sell your securities

• make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes – information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

21

MFS® Government Securities Portfolio

MFS® Variable Insurance Trust II

SEMIANNUAL REPORT

June 30, 2011

GSS-SEM

MFS® GOVERNMENT SECURITIES PORTFOLIO

The report is prepared for the general information of contract owners.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Government Securities Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

After about a year of almost uninterrupted macroeconomic and financial market improvement following the global credit crisis, investors grew more cautious in the middle of 2010 as fears grew that some European countries would default on their debt and as economic data showed a weakening trend in the global economy. As a result asset prices fell significantly.

Last September the U.S. Federal Reserve Board’s promises to make lending conditions easier helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment.

In the following months, the renewed positive market mood, coupled with indications of better global macroeconomic activity, pushed many asset valuations to post-crisis highs. At the same time, global sovereign bond yields initially rose as investors became concerned about inflationary pressures, driven by higher prices for oil as well as other commodities. However, by the end of the second quarter of 2011, a weakening macroeconomic backdrop and renewed concerns over debt problems in some eurozone countries pushed equities lower.

For the remainder of 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide to be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, the Middle East, as well as that created by the U.S. debate over raising the debt ceiling and the downgrade by Standard & Poor’s of the U.S. long-term credit rating.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Government Securities Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Mortgage-Backed Securities	46.5%
U.S. Treasury Securities	35.9%
U.S. Government Agencies	9.3%
Commercial Mortgage-Backed Securities	1.5%
High Grade Corporates	0.6%

Composition including fixed income credit quality (a)(i)
AAA	1.2%
AA	0.6%
BBB	0.4%
U.S. Government	37.1%
Federal Agencies	55.8%
Not Rated	(1.3)%
Cash & Other	6.2%

Portfolio facts (i)
Average Duration (d)	4.3
Average Effective Maturity (m)	6.2 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures, which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund itself has not been rated.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Percentages are based on net assets as of 6/30/11.

The portfolio is actively managed and current holdings may be different.

2

MFS Government Securities Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2011 through June 30, 2011

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/11	Ending Account Value 6/30/11	Expenses Paid During Period (p) 1/01/11-6/30/11
Initial Class	Actual	0.63%	$1,000.00	$1,022.61	$3.16
	Hypothetical (h)	0.63%	$1,000.00	$1,021.67	$3.16
Service Class	Actual	0.88%	$1,000.00	$1,021.24	$4.41
	Hypothetical (h)	0.88%	$1,000.00	$1,020.43	$4.41

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Government Securities Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 94.4%
Agency – Other – 4.9%
Financing Corp., 9.4%, 2018	$5,475,000	$7,652,566
Financing Corp., 9.8%, 2018	7,760,000	11,083,918
Financing Corp., 10.35%, 2018	3,415,000	5,029,294
Financing Corp., STRIPS, 0%, 2017	8,940,000	7,503,610

		$31,269,388

Asset-Backed & Securitized – 1.5%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	$1,709,000	$1,813,322
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046	3,445,785	3,689,922
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.004%, 2049	2,026,008	2,185,046
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.186%, 2051	1,981,480	2,108,002

		$9,796,292

Local Authorities – 0.6%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 2043	$2,045,000	$2,108,047
San Francisco, CA, City & County Public Utilities Commission, Water Rev. (Build America Bonds), 6%, 2040	320,000	328,160
University of California Rev. (Build America Bonds), 5.77%, 2043	1,220,000	1,212,180

		$3,648,387

Mortgage-Backed – 46.3%
Fannie Mae, 5.503%, 2011	$649,000	$653,899
Fannie Mae, 4.73%, 2012	853,266	883,987
Fannie Mae, 4.775%, 2012	367,631	377,895
Fannie Mae, 6.005%, 2012	260,415	261,350
Fannie Mae, 4.325%, 2013	348,476	362,857
Fannie Mae, 4.517%, 2013	702,307	735,232
Fannie Mae, 4.542%, 2013	1,374,230	1,434,803
Fannie Mae, 4.845%, 2013	1,634,637	1,721,553
Fannie Mae, 5.06%, 2013	831,167	854,675
Fannie Mae, 5.159%, 2013	2,166,102	2,305,819
Fannie Mae, 5.37%, 2013	1,495,349	1,553,129
Fannie Mae, 4.562%, 2014	974,765	1,038,805
Fannie Mae, 4.6%, 2014	795,007	844,980
Fannie Mae, 4.61%, 2014	3,105,106	3,333,590
Fannie Mae, 4.77%, 2014	680,981	730,095
Fannie Mae, 4.82%, 2014	699,645	759,560
Fannie Mae, 4.841%, 2014	4,604,848	4,928,479
Fannie Mae, 4.872%, 2014	2,886,128	3,047,593
Fannie Mae, 4.88%, 2014 - 2020	830,085	888,796
Fannie Mae, 5.1%, 2014 - 2019	1,057,043	1,144,910
Fannie Mae, 4.56%, 2015	1,029,921	1,106,411
Fannie Mae, 4.62%, 2015	1,438,615	1,545,521
Fannie Mae, 4.665%, 2015	696,375	750,259

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Fannie Mae, 4.69%, 2015	$568,104	$611,981
Fannie Mae, 4.7%, 2015	1,031,383	1,112,260
Fannie Mae, 4.74%, 2015	654,036	707,019
Fannie Mae, 4.78%, 2015	906,210	982,873
Fannie Mae, 4.79%, 2015	943,064	1,022,972
Fannie Mae, 4.81%, 2015	910,425	988,321
Fannie Mae, 4.815%, 2015	812,622	881,137
Fannie Mae, 4.85%, 2015	570,397	617,035
Fannie Mae, 4.856%, 2015	309,274	334,636
Fannie Mae, 4.87%, 2015	600,407	651,527
Fannie Mae, 4.89%, 2015	678,522	735,436
Fannie Mae, 4.922%, 2015	1,425,372	1,549,706
Fannie Mae, 4.997%, 2015	158,876	173,667
Fannie Mae, 5.466%, 2015	3,026,561	3,343,716
Fannie Mae, 4.5%, 2016 - 2041	21,130,181	22,266,462
Fannie Mae, 5.157%, 2016	1,898,839	2,087,180
Fannie Mae, 5.424%, 2016	1,854,503	2,048,329
Fannie Mae, 5.724%, 2016	1,571,710	1,744,489
Fannie Mae, 6.5%, 2016 - 2037	5,131,039	5,811,964
Fannie Mae, 4.99%, 2017	3,400,121	3,681,818
Fannie Mae, 5.5%, 2017 - 2038	41,276,031	44,862,813
Fannie Mae, 6%, 2017 - 2037	9,321,505	10,254,406
Fannie Mae, 3.8%, 2018	655,988	679,557
Fannie Mae, 3.99%, 2018	600,000	624,738
Fannie Mae, 4%, 2018	697,957	729,717
Fannie Mae, 4.19%, 2018	398,882	421,058
Fannie Mae, 5.16%, 2018	1,408,953	1,548,631
Fannie Mae, 5.68%, 2018	470,494	513,508
Fannie Mae, 4.67%, 2019	525,000	560,013
Fannie Mae, 4.83%, 2019	391,719	420,921
Fannie Mae, 4.874%, 2019	2,367,763	2,594,054
Fannie Mae, 5%, 2019 - 2041	29,786,518	31,846,346
Fannie Mae, 5.05%, 2019	327,926	356,030
Fannie Mae, 5.6%, 2019	591,400	641,212
Fannie Mae, 3.87%, 2020	705,251	713,162
Fannie Mae, 4.14%, 2020	433,676	446,423
Fannie Mae, 7.5%, 2022 - 2031	615,340	721,083
Fannie Mae, 4.5%, 2025	1,143,050	1,213,841
Freddie Mac, 4.375%, 2015	315,516	318,712
Freddie Mac, 5%, 2016 - 2040	13,256,657	14,122,606
Freddie Mac, 3.154%, 2018	1,970,000	1,963,990
Freddie Mac, 4.186%, 2019	814,000	848,119
Freddie Mac, 5.085%, 2019	2,879,000	3,076,410
Freddie Mac, 3.32%, 2020	990,717	1,019,293
Freddie Mac, 4.224%, 2020	1,758,821	1,829,825
Freddie Mac, 4.251%, 2020	1,330,000	1,386,844
Freddie Mac, 6%, 2021 - 2038	20,158,826	22,320,036
Freddie Mac, 5.5%, 2022 - 2036	24,804,556	26,992,761
Freddie Mac, 4%, 2025	5,262,276	5,488,687
Freddie Mac, 4.5%, 2025 - 2028	2,472,247	2,569,053
Freddie Mac, 6.5%, 2032 - 2037	3,026,932	3,424,872
Freddie Mac, FRN, 3.882%, 2017	1,992,000	2,082,600

4

MFS Government Securities Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Ginnie Mae, 4%, 2032	$101,452	$102,836
Ginnie Mae, 5.5%, 2033 - 2038	9,280,859	10,253,746
Ginnie Mae, 4.5%, 2039 - 2040	7,859,276	8,327,351
Ginnie Mae, 5.612%, 2058	4,634,536	4,959,573
Ginnie Mae, 6.357%, 2058	2,603,552	2,814,785

		$295,666,338

U.S. Government Agencies and Equivalents – 4.2%
Aid-Egypt, 4.45%, 2015	$2,827,000	$3,140,373
Farmer Mac, 5.5%, 2011 (n)	5,370,000	5,381,014
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	473,000	465,910
Small Business Administration, 6.35%, 2021	875,929	965,083
Small Business Administration, 6.34%, 2021	797,873	870,980
Small Business Administration, 6.44%, 2021	1,041,202	1,138,382
Small Business Administration, 6.625%, 2021	1,406,311	1,537,369
Small Business Administration, 6.07%, 2022	1,181,081	1,284,347
Small Business Administration, 4.98%, 2023	1,014,831	1,077,659
Small Business Administration, 4.77%, 2024	1,789,033	1,906,438
Small Business Administration, 5.52%, 2024	1,332,529	1,433,860
Small Business Administration, 5.11%, 2025	1,343,924	1,437,192
U.S. Department of Housing & Urban Development, 6.36%, 2016	6,000,000	6,028,884
U.S. Department of Housing & Urban Development, 6.59%, 2016	307,000	308,533

		$26,976,024

U.S. Treasury Obligations – 36.9%
U.S. Treasury Bonds, 7.875%, 2021	$114,000	$159,894
U.S. Treasury Bonds, 6.25%, 2023	2,875,000	3,647,208
U.S. Treasury Bonds, 6%, 2026	2,699,000	3,359,413
U.S. Treasury Bonds, 6.75%, 2026	1,829,000	2,440,857

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Treasury Obligations – continued
U.S. Treasury Bonds, 6.375%, 2027	$2,221,000	$2,876,195
U.S. Treasury Bonds, 5.25%, 2029	28,234,000	32,579,382
U.S. Treasury Bonds, 4.5%, 2036	1,102,000	1,138,849
U.S. Treasury Bonds, 5%, 2037	488,000	542,061
U.S. Treasury Bonds, 4.375%, 2038	7,074,000	7,120,420
U.S. Treasury Bonds, 4.5%, 2039	16,176,500	16,540,471
U.S. Treasury Notes, 0.75%, 2011	28,000,000	28,075,460
U.S. Treasury Notes, 3.125%, 2013	28,438,000	30,082,058
U.S. Treasury Notes, 1.875%, 2014	10,810,000	11,147,813
U.S. Treasury Notes, 4%, 2015	6,108,000	6,732,164
U.S. Treasury Notes, 2.125%, 2015 (f)	38,117,000	39,403,449
U.S. Treasury Notes, 2.625%, 2018	14,894,000	15,080,175
U.S. Treasury Notes, 3.125%, 2019	8,538,000	8,815,485
U.S. Treasury Notes, 3.5%, 2020	7,435,000	7,761,991
U.S. Treasury Notes, TIPS, 1.25%, 2020	16,621,140	17,582,041

		$235,085,386

Total Bonds (Identified Cost, $574,833,797)		$602,441,815

MONEY MARKET FUNDS (v) – 4.9%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value	31,270,421	$31,270,421

Total Investments (Identified Cost, $606,104,218)		$633,712,236

OTHER ASSETS, LESS LIABILITIES – 0.7%		4,256,090

Net Assets – 100.0%		$637,968,326

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $5,846,924, representing 0.9% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

STRIPS	Separate Trading of Registered Interest and Principal of Securities

TIPS	Treasury Inflation Protected Security

Futures Contracts Outstanding at 6/30/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	66	$8,073,656	September - 2011	$(14,284)

At June 30, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

5

MFS Government Securities Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/11
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $574,833,797)	$602,441,815
Underlying affiliated funds, at cost and value	31,270,421
Total investments, at value (identified cost, $606,104,218)	$633,712,236
Receivables for
Daily variation margin on open futures contracts	34,031
Fund shares sold	939,035
Interest	4,193,661
Other assets	10,086
Total assets		$638,889,049
Liabilities
Payable for fund shares reacquired	$791,047
Payable to affiliates
Investment adviser	20,335
Distribution and/or service fees	5,886
Payable for Trustees’ compensation	11,075
Accrued expenses and other liabilities	92,380
Total liabilities		$920,723
Net assets		$637,968,326
Net assets consist of
Paid-in capital	$580,568,402
Unrealized appreciation (depreciation) on investments	27,593,734
Accumulated net realized gain (loss) on investments	(3,224,322)
Undistributed net investment income	33,030,512
Net assets		$637,968,326
Shares of beneficial interest outstanding		47,264,153

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$208,433,015	15,354,434	$13.57
Service Class	429,535,311	31,909,719	13.46

See Notes to Financial Statements

6

MFS Government Securities Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/11
Net investment income
Income
Interest	$12,362,799
Dividends from underlying affiliated funds	32,989
Total investment income		$12,395,788
Expenses
Management fee	$1,778,921
Distribution and/or service fees	538,851
Administrative services fee	108,603
Trustees’ compensation	37,855
Custodian fee	42,307
Shareholder communications	22,491
Auditing fees	24,477
Legal fees	3,766
Miscellaneous	25,320
Total expenses		$2,582,591
Fees paid indirectly	(8)
Net expenses		$2,582,583
Net investment income		$9,813,205
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$1,321,493
Futures contracts	(63,270)
Net realized gain (loss) on investments		$1,258,223
Change in unrealized appreciation (depreciation)
Investments	$3,070,562
Futures contracts	(103,659)
Net unrealized gain (loss) on investments		$2,966,903
Net realized and unrealized gain (loss) on investments		$4,225,126
Change in net assets from operations		$14,038,331

See Notes to Financial Statements

7

MFS Government Securities Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/11 (unaudited )	Year ended 12/31/10
Change in net assets
From operations
Net investment income	$9,813,205	$21,588,117
Net realized gain (loss) on investments	1,258,223	2,821,596
Net unrealized gain (loss) on investments	2,966,903	6,059,440
Change in net assets from operations	$14,038,331	$30,469,153
Distributions declared to shareholders
From net investment income	$—	$(23,390,230)
Change in net assets from fund share transactions	$(44,694,282)	$(5,850,571)
Total change in net assets	$(30,655,951)	$1,228,352
Net assets
At beginning of period	668,624,277	667,395,925
At end of period (including undistributed net investment income of $33,030,512 and $23,217,307, respectively)	$637,968,326	$668,624,277

See Notes to Financial Statements

8

MFS Government Securities Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$13.27		$13.14	$13.23	$12.89	$12.65	$12.84
Income (loss) from investment operations
Net investment income (d)	$0.21		$0.45	$0.50	$0.55	$0.56	$0.56
Net realized and unrealized gain (loss) on investments	0.09		0.16	0.08	0.51	0.31	(0.12)
Total from investment operations	$0.30		$0.61	$0.58	$1.06	$0.87	$0.44
Less distributions declared to shareholders
From net investment income	$—		$(0.48)	$(0.67)	$(0.72)	$(0.63)	$(0.63)
Net asset value, end of period	$13.57		$13.27	$13.14	$13.23	$12.89	$12.65
Total return (%) (k)(s)	2.26	(n)	4.75	4.49	8.55	7.18	3.68
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.63	(a)	0.64	0.64	0.65	0.63	0.63
Net investment income	3.20	(a)	3.39	3.85	4.31	4.48	4.47
Portfolio turnover	15		36	36	52	39	29
Net assets at end of period (000 omitted)	$208,433		$227,694	$250,133	$266,170	$299,871	$351,906

Service Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$13.18		$13.06	$13.15	$12.81	$12.58	$12.77
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.41	$0.46	$0.52	$0.53	$0.53
Net realized and unrealized gain (loss) on investments	0.09		0.17	0.08	0.50	0.31	(0.12)
Total from investment operations	$0.28		$0.58	$0.54	$1.02	$0.84	$0.41
Less distributions declared to shareholders
From net investment income	$—		$(0.46)	$(0.63)	$(0.68)	$(0.61)	$(0.60)
Net asset value, end of period	$13.46		$13.18	$13.06	$13.15	$12.81	$12.58
Total return (%) (k)(s)	2.12	(n)	4.49	4.23	8.29	6.91	3.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.88	(a)	0.89	0.89	0.90	0.88	0.88
Net investment income	2.95	(a)	3.13	3.54	4.06	4.23	4.22
Portfolio turnover	15		36	36	52	39	29
Net assets at end of period (000 omitted)	$429,535		$440,930	$417,263	$271,052	$320,695	$309,162

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

9

MFS Government Securities Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Government Securities Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

10

MFS Government Securities Portfolio

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of June 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$293,330,798	$—	$293,330,798
Corporate Bonds	—	3,648,387	—	3,648,387
Residential Mortgage-Backed Securities	—	295,666,338	—	295,666,338
Commercial Mortgage-Backed Securities	—	9,796,292	—	9,796,292
Mutual Funds	31,270,421	—	—	31,270,421
Total Investments	$31,270,421	$602,441,815	$—	$633,712,236

Other Financial Instruments
Futures	$(14,284)	$—	$—	$(14,284)

For further information regarding security characteristics, see the Portfolio of Investments.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Derivatives – The fund uses derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options and futures contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2011 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$—	$(14,284)

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2011 as reported in the Statement of Operations:

Risk	Futures Contracts	Investment Transactions (Purchased Options)
Interest Rate	$(63,270)	$—
Interest Rate	—	1,448

11

MFS Government Securities Portfolio

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2011 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$(103,659)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

12

MFS Government Securities Portfolio

Notes to Financial Statements (unaudited) – continued

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund entered into “TBA” (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities.

The fund entered into “TBA” (to be announced) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

13

MFS Government Securities Portfolio

Notes to Financial Statements (unaudited) – continued

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/10
Ordinary income (including any short-term capital gains)	$23,390,230

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/11
Cost of investments	$611,224,266
Gross appreciation	24,856,906
Gross depreciation	(2,368,936)
Net unrealized appreciation (depreciation)	$22,487,970

As of 12/31/10
Undistributed ordinary income	23,217,307
Undistributed long-term capital gain	228,548
Other temporary differences	(69,733)
Net unrealized appreciation (depreciation)	19,985,471

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/11	Year ended 12/31/10
Initial Class	$—	$8,713,299
Service Class	—	14,676,931
Total	$—	$23,390,230

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.55%
Average daily net assets in excess of $1 billion	0.50%

The management fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.55% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, brokerage commissions and extraordinary expenses, such that total annual fund operating expenses do not exceed 1.25% of the fund’s average daily net assets. MFS’ agreement to limit the fund’s total annual operating expenses is contained in the investment advisory agreement between MFS and the fund and may not be rescinded without shareholder approval. In addition, the investment adviser has voluntarily agreed to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, brokerage commissions and extraordinary expenses, such that total annual operating expenses do not exceed 1.00% of the fund’s average daily net assets attributable to Initial Class shares. This voluntary agreement may be changed or rescinded at any time by MFS. For the six months ended June 30, 2011, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses

14

MFS Government Securities Portfolio

Notes to Financial Statements (unaudited) – continued

incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2011, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.0336% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to Trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $5,368 and are included in miscellaneous expense on the Statement of Operations.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions, and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$85,521,766	$105,261,674
Investments (non-U.S. Government securities)	$2,999,649	$12,980,089

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/11		Year ended 12/31/10
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	380,895	$5,109,480	1,095,324	$14,559,638
Service Class	1,322,870	17,534,635	4,738,186	62,491,854
	1,703,765	$22,644,115	5,833,510	$77,051,492
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	674,404	$8,713,299
Service Class	—	—	1,142,174	14,676,931
	—	$—	1,816,578	$23,390,230
Shares reacquired
Initial Class	(2,180,582)	$(29,187,498)	(3,646,469)	$(48,569,228)
Service Class	(2,871,339)	(38,150,899)	(4,373,733)	(57,723,065)
	(5,051,921)	$(67,338,397)	(8,020,202)	$(106,292,293)

15

MFS Government Securities Portfolio

Notes to Financial Statements (unaudited) – continued

	Six months ended 6/30/11		Year ended 12/31/10
	Shares	Amount	Shares	Amount
Net change
Initial Class	(1,799,687)	$(24,078,018)	(1,876,741)	$(25,296,291)
Service Class	(1,548,469)	(20,616,264)	1,506,627	19,445,720
	(3,348,156)	$(44,694,282)	(370,114)	$(5,850,571)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2011, the fund’s commitment fee and interest expense were $2,657 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	36,330,825	93,872,165	(98,932,569)	31,270,421

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$32,989	$31,270,421

16

MFS Government Securities Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2011 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

17

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•Social Security number and account balances

•Account transactions and transaction history

•Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

18

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

•open an account or provide account information

•direct us to buy securities or direct us to sell your securities

•make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•sharing for affiliates’ everyday business purposes – information about your creditworthiness

•affiliates from using your information to market to you

•sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. •MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

19

MFS® High Yield Portfolio

MFS® Variable Insurance Trust II

SEMIANNUAL REPORT

June 30, 2011

HYS-SEM

MFS® HIGH YIELD PORTFOLIO

The report is prepared for the general information of contract owners.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS High Yield Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

After about a year of almost uninterrupted macroeconomic and financial market improvement following the global credit crisis, investors grew more cautious in the middle of 2010 as fears grew that some European countries would default on their debt and as economic data showed a weakening trend in the global economy. As a result asset prices fell significantly.

Last September the U.S. Federal Reserve Board’s promises to make lending conditions easier helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment.

In the following months, the renewed positive market mood, coupled with indications of better global macroeconomic activity, pushed many asset valuations to post-crisis highs. At the same time, global sovereign bond yields initially rose as investors became concerned about inflationary pressures, driven by higher prices for oil as well as other commodities. However, by the end of the second quarter of 2011, a weakening macroeconomic backdrop and renewed concerns over debt problems in some eurozone countries pushed equities lower.

For the remainder of 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide to be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, the Middle East, as well as that created by the U.S. debate over raising the debt ceiling and the downgrade by Standard & Poor’s of the U.S. long-term credit rating.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS High Yield Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Energy – Independent	8.5%
Broadcasting	6.0%
Medical & Health Technology & Services	5.2%
Gaming & Lodging	4.9%
Utilities – Electric Power	4.7%

Composition including fixed income credit quality (a)(i)
A	1.1%
BBB	4.5%
BB	30.2%
B	42.9%
CCC	15.4%
CC	1.1%
C	0.4%
D	0.2%
Not Rated	(0.2)%
Non-Fixed Income	2.3%
Cash & Other	2.1%

Portfolio facts (i)
Average Duration (d)	4.5
Average Effective Maturity (m)	7.2 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund itself has not been rated.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Percentages are based on net assets as of 6/30/11.

The portfolio is actively managed and current holdings may be different.

MFS High Yield Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2011 through June 30, 2011

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/11	Ending Account Value 6/30/11	Expenses Paid During Period (p) 1/01/11-6/30/11
Initial Class	Actual	0.82%	$1,000.00	$1,046.98	$4.16
	Hypothetical (h)	0.82%	$1,000.00	$1,020.73	$4.11
Service Class	Actual	1.07%	$1,000.00	$1,043.99	$5.42
	Hypothetical (h)	1.07%	$1,000.00	$1,019.49	$5.36

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

MFS High Yield Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

BONDS – 94.1%
Aerospace – 2.1%
BE Aerospace, Inc., 8.5%, 2018		$620,000	$676,542
Bombardier, Inc., 7.5%, 2018 (n)		835,000	935,200
Bombardier, Inc., 7.75%, 2020 (n)		330,000	371,250
CPI International Acquisition, Inc., 8%, 2018 (n)		635,000	600,075
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015		746,000	583,745
Heckler & Koch GmbH, 9.5%, 2018 (z)	EUR	395,000	544,169
Huntington Ingalls Industries, Inc., 7.125%, 2021 (n)		$560,000	579,600

			$4,290,581

Airlines – 0.0%
Continental Airlines, Inc., 6.748%, 2018		$81,050	$80,337

Apparel Manufacturers – 0.7%
Hanesbrands, Inc., 8%, 2016		$605,000	$645,838
Phillips-Van Heusen Corp., 7.375%, 2020		815,000	872,050

			$1,517,888

Asset-Backed & Securitized – 2.2%
Airlie LCDO Ltd., CDO, FRN, 2.146%, 2011 (a)(p)(z)		$725,291	$311,875
Anthracite Ltd., CDO, 6%, 2037 (z)		1,300,000	975,000
Arbor Realty Mortgage Securities, CDO, FRN, 2.573%, 2038 (z)		568,229	73,870
Babson Ltd., CLO, “D”, FRN, 1.778%, 2018 (n)		670,000	499,150
Citigroup Commercial Mortgage Trust, FRN, 5.886%, 2049		952,699	547,680
CWCapital Cobalt Ltd., CDO, 6.23%, 2045 (a)(p)(z)		1,108,776	22,176
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.573%, 2050 (z)		512,458	10,249
First Union National Bank Commercial Mortgage Trust, 6.75%, 2032		855,000	583,602
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)		450,261	445,758
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6.258%, 2051		690,000	476,020
Wachovia Bank Commercial Mortgage Trust, FRN, 5.943%, 2047		557,306	219,900
Wachovia Credit, CDO, FRN, 1.596%, 2026 (z)		376,000	263,200

			$4,428,480

Automotive – 2.7%
Accuride Corp., 9.5%, 2018		$610,000	$652,700
Allison Transmission, Inc., 7.125%, 2019 (n)		425,000	413,313
Ford Motor Credit Co. LLC, 8%, 2014		435,000	477,214
Ford Motor Credit Co. LLC, 12%, 2015		1,791,000	2,221,051

Issuer	Shares/Par	Value ($)

BONDS – continued
Automotive – continued
General Motors Financial Co., Inc., 6.75%, 2018 (z)	$435,000	$436,088
Goodyear Tire & Rubber Co., 10.5%, 2016	380,000	427,500
Jaguar Land Rover PLC, 7.75%, 2018 (z)	155,000	155,775
Jaguar Land Rover PLC, 8.125%, 2021 (z)	655,000	659,913
UCI International, Inc., 8.625%, 2019	75,000	77,250

		$5,520,804

Basic Industry – 0.3%
Trimas Corp., 9.75%, 2017	$645,000	$706,275

Broadcasting – 5.2%
Allbritton Communications Co., 8%, 2018	$545,000	$554,538
Citadel Broadcasting Corp., 7.75%, 2018 (n)	110,000	116,875
Clear Channel Communications, Inc., 9%, 2021 (z)	245,000	234,588
EH Holding Corp., 7.625%, 2021 (z)	150,000	153,000
Gray Television, Inc., 10.5%, 2015	175,000	182,000
Inmarsat Finance PLC, 7.375%, 2017 (n)	860,000	911,600
Intelsat Bermuda Ltd., 11.25%, 2017	570,000	612,038
Intelsat Jackson Holdings Ltd., 9.5%, 2016	1,940,000	2,034,575
Intelsat Jackson Holdings Ltd., 11.25%, 2016	245,000	259,700
Lamar Media Corp., 6.625%, 2015	420,000	426,300
Lamar Media Corp., “C”, 6.625%, 2015	220,000	222,475
LBI Media, Inc., 8.5%, 2017 (z)	640,000	502,400
Liberty Media Corp., 8.5%, 2029	555,000	535,575
Local TV Finance LLC, 9.25%, 2015 (p)(z)	944,657	945,838
Newport Television LLC, 13%, 2017 (n)(p)	274,603	272,572
Salem Communications Corp., 9.625%, 2016	106,000	111,698
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	400,000	439,000
Sinclair Broadcast Group, Inc., 8.375%, 2018	115,000	120,750
SIRIUS XM Radio, Inc., 13%, 2013 (n)	390,000	457,275
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	415,000	457,538
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	435,000	454,575
Univision Communications, Inc., 6.875%, 2019 (n)	370,000	366,300
Univision Communications, Inc., 7.875%, 2020 (n)	285,000	292,125

		$10,663,335

Brokerage & Asset Managers – 0.4%
E*TRADE Financial Corp., 12.5%, 2017	$735,000	$859,950

Building – 2.2%
Associated Materials LLC, 9.125%, 2017 (z)	$165,000	$164,588
Building Materials Holding Corp., 6.875%, 2018 (n)	480,000	489,600

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Building – continued
Building Materials Holding Corp., 7%, 2020 (n)		$290,000	$303,775
Building Materials Holding Corp., 6.75%, 2021 (n)		260,000	261,300
CEMEX S.A., 9.25%, 2020		1,310,000	1,296,900
Masonite International Corp., 8.25%, 2021 (n)		220,000	218,625
Nortek, Inc., 10%, 2018 (n)		190,000	190,000
Nortek, Inc., 8.5%, 2021 (n)		645,000	596,625
Owens Corning, 9%, 2019		780,000	931,628

			$4,453,041

Business Services – 1.5%
First Data Corp., 12.625%, 2021 (n)		$280,000	$299,600
Interactive Data Corp., 10.25%, 2018 (n)		585,000	636,188
Iron Mountain, Inc., 6.625%, 2016		615,000	615,000
SunGard Data Systems, Inc., 10.25%, 2015		832,000	861,120
SunGard Data Systems, Inc., 7.375%, 2018		275,000	275,000
SunGard Data Systems, Inc., 7.625%, 2020		335,000	338,350

			$3,025,258

Cable TV – 3.9%
AMC Networks, Inc., 7.75%, 2021 (z)		$126,000	$131,670
Bresnan Broadband Holdings LLC, 8%, 2018 (n)		165,000	170,156
Cablevision Systems Corp., 8.625%, 2017		465,000	503,944
CCH II LLC, 13.5%, 2016		665,000	783,038
CCO Holdings LLC, 7.875%, 2018		530,000	558,488
CCO Holdings LLC, 8.125%, 2020		355,000	383,400
Cequel Communications Holdings, 8.625%, 2017 (n)		220,000	228,800
Charter Communications Operating LLC, 10.875%, 2014 (n)		405,000	445,500
CSC Holdings LLC, 8.5%, 2014		845,000	935,838
CSC Holdings LLC, 8.5%, 2015		315,000	340,200
Insight Communications Co., Inc., 9.375%, 2018 (n)		560,000	614,600
Mediacom LLC, 9.125%, 2019		510,000	538,050
Telenet Finance Luxembourg, 6.375%, 2020 (n)	EUR	165,000	229,704
UPCB Finance III Ltd., 6.625%, 2020 (n)		$888,000	876,900
Videotron LTEE, 6.875%, 2014		310,000	313,488
Virgin Media Finance PLC, 9.125%, 2016		780,000	820,950
Virgin Media Finance PLC, 9.5%, 2016		225,000	254,250

			$8,128,976

Chemicals – 3.9%
Ashland, Inc., 9.125%, 2017		$410,000	$461,250
Celanese U.S. Holdings LLC, 6.625%, 2018		865,000	912,575
Hexion U.S. Finance Corp/Hexion Nova Scotia Finance, 8.875%, 2018		750,000	780,000
Hexion U.S. Finance Corp/Hexion Nova Scotia Finance, 9%, 2020		170,000	174,250

Issuer	Shares/Par	Value ($)

BONDS – continued
Chemicals – continued
Huntsman International LLC, 8.625%, 2021	$600,000	$652,500
Lyondell Chemical Co., 11%, 2018	1,873,711	2,098,556
Momentive Performance Materials, Inc., 12.5%, 2014	946,000	1,028,775
Momentive Performance Materials, Inc., 11.5%, 2016	781,000	831,765
Polypore International, Inc., 7.5%, 2017	585,000	618,638
Solutia, Inc., 7.875%, 2020	485,000	518,950

		$8,077,259

Computer Software – 0.2%
Syniverse Holdings, Inc., 9.125%, 2019 (n)	$430,000	$447,200

Computer Software – Systems – 0.7%
Audatex North America, Inc., 6.75%, 2018 (z)	$360,000	$361,800
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	665,000	726,513
Eagle Parent, Inc., 8.625%, 2019 (z)	330,000	318,038

		$1,406,351

Conglomerates – 1.2%
Amsted Industries, Inc., 8.125%, 2018 (n)	$640,000	$672,000
Griffon Corp., 7.125%, 2018 (n)	635,000	637,381
Pinafore LLC, 9%, 2018 (n)	1,070,000	1,152,925

		$2,462,306

Consumer Products – 1.2%
ACCO Brands Corp., 10.625%, 2015	$100,000	$111,625
Easton-Bell Sports, Inc., 9.75%, 2016	170,000	187,425
Elizabeth Arden, Inc., 7.375%, 2021	400,000	416,500
Jarden Corp., 7.5%, 2020	660,000	686,400
Libbey Glass, Inc., 10%, 2015	490,000	531,650
Visant Corp., 10%, 2017	570,000	589,950

		$2,523,550

Consumer Services – 1.1%
Realogy Corp., 10.5%, 2014	$177,000	$175,230
Realogy Corp., 11.5%, 2017	495,000	502,425
Service Corp. International, 6.75%, 2015	375,000	402,188
Service Corp. International, 7%, 2017	1,135,000	1,222,963

		$2,302,806

Containers – 2.2%
Exopack Holding Corp., 10%, 2018 (z)	$315,000	$312,638
Graham Packaging Co. LP/GPC Capital Corp., 9.875%, 2014	380,000	389,975
Graham Packaging Co. LP/GPC Capital Corp., 8.25%, 2018	240,000	267,000
Greif, Inc., 6.75%, 2017	855,000	889,200
Owens-Illinois, Inc., 7.375%, 2016	400,000	435,000
Packaging Dynamics Corp., 8.75%, 2016 (z)	230,000	233,450
Reynolds Group, 8.5%, 2016 (n)	285,000	297,113
Reynolds Group, 7.125%, 2019 (n)	335,000	332,488
Reynolds Group, 9%, 2019 (n)	690,000	681,375
Reynolds Group, 8.25%, 2021 (n)	640,000	598,400

		$4,436,639

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Defense Electronics – 0.7%
Ducommun, Inc., 9.75%, 2018 (z)	$276,000	$283,590
ManTech International Corp., 7.25%, 2018	765,000	799,425
MOOG, Inc., 7.25%, 2018	315,000	334,294

		$1,417,309

Electronics – 0.8%
Freescale Semiconductor, Inc., 10.125%, 2018 (n)	$287,000	$318,570
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	440,000	474,100
Jabil Circuit, Inc., 7.75%, 2016	400,000	443,000
NXP B.V., 9.75%, 2018 (n)	105,000	117,600
Sensata Technologies B.V., 6.5%, 2019 (z)	265,000	264,338

		$1,617,608

Energy – Independent – 8.4%
ATP Oil & Gas Corp., 11.875%, 2015	$340,000	$345,100
Bill Barrett Corp., 9.875%, 2016	555,000	621,600
Carrizo Oil & Gas, Inc., 8.625%, 2018	495,000	509,850
Chaparral Energy, Inc., 8.875%, 2017	750,000	776,250
Concho Resources, Inc., 8.625%, 2017	370,000	403,300
Concho Resources, Inc., 6.5%, 2022	765,000	766,913
Connacher Oil & Gas Ltd., 8.5%, 2019 (z)	370,000	351,500
Continental Resources, Inc., 8.25%, 2019	560,000	611,800
Denbury Resources, Inc., 8.25%, 2020	595,000	648,550
Energy XXI Gulf Coast, Inc., 9.25%, 2017 (n)	580,000	617,700
EXCO Resources, Inc., 7.5%, 2018	220,000	213,950
Harvest Operations Corp., 6.875%, 2017 (n)	965,000	996,363
Hilcorp Energy I LP, 9%, 2016 (n)	420,000	439,425
LINN Energy LLC, 6.5%, 2019 (z)	265,000	262,350
LINN Energy LLC, 8.625%, 2020	185,000	200,725
LINN Energy LLC, 7.75%, 2021 (n)	472,000	490,880
Newfield Exploration Co., 6.625%, 2014	575,000	583,625
Newfield Exploration Co., 6.625%, 2016	315,000	325,238
Newfield Exploration Co., 6.875%, 2020	225,000	239,063
OGX Petroleo e Gas Participacoes S.A., 8.5%, 2018 (z)	644,000	662,354
OPTI Canada, Inc., 9.75%, 2013 (n)	490,000	486,325
OPTI Canada, Inc., 8.25%, 2014 (d)	1,155,000	479,325
Petrohawk Energy Corp., 7.25%, 2018	225,000	230,906
Pioneer Natural Resources Co., 6.875%, 2018	740,000	798,967
Pioneer Natural Resources Co., 7.5%, 2020	760,000	856,373
Plains Exploration & Production Co., 7%, 2017	860,000	885,800
QEP Resources, Inc., 6.875%, 2021	735,000	775,425
Quicksilver Resources, Inc., 9.125%, 2019	545,000	594,050
Range Resources Corp., 8%, 2019	315,000	341,775
SandRidge Energy, Inc., 8%, 2018 (n)	1,025,000	1,045,500
W&T Offshore, Inc., 8.5%, 2019 (z)	330,000	334,125
Whiting Petroleum Corp., 6.5%, 2018	335,000	348,400

		$17,243,507

Issuer	Shares/Par		Value ($)

BONDS – continued
Engineering – Construction – 0.2%
B-Corp. Merger Sub, Inc., 8.25%, 2019 (z)		$480,000	$475,200

Entertainment – 0.8%
AMC Entertainment, Inc., 8.75%, 2019		$490,000	$516,950
AMC Entertainment, Inc., 9.75%, 2020 (n)		330,000	337,425
Cinemark USA, Inc., 8.625%, 2019		535,000	585,825
NAI Entertainment Holdings LLC, 8.25%, 2017 (n)		280,000	300,300

			$1,740,500

Financial Institutions – 5.7%
CIT Group, Inc., 5.25%, 2014 (n)		$850,000	$845,750
CIT Group, Inc., 7%, 2016		1,325,000	1,320,031
CIT Group, Inc., 7%, 2017		2,610,000	2,603,475
CIT Group, Inc., 6.625%, 2018 (n)		714,000	744,345
General Electric Capital Corp., 6.375% to 2017, FRN to 2067		725,000	743,125
International Lease Finance Corp., 8.75%, 2017		685,000	749,219
International Lease Finance Corp., 7.125%, 2018 (n)		837,000	895,590
International Lease Finance Corp., 8.25%, 2020		165,000	178,200
Nationstar Mortgage LLC, 10.875%, 2015 (n)		975,000	1,014,000
SLM Corp., 8.45%, 2018		285,000	312,820
SLM Corp., 8%, 2020		1,145,000	1,229,506
Springleaf Finance Corp., 6.9%, 2017		1,175,000	1,078,063

			$11,714,124

Food & Beverages – 1.5%
ARAMARK Corp., 8.5%, 2015		$535,000	$555,731
B&G Foods, Inc., 7.625%, 2018		460,000	484,150
Constellation Brands, Inc., 7.25%, 2016		170,000	185,725
Pinnacle Foods Finance LLC, 9.25%, 2015		865,000	897,438
Pinnacle Foods Finance LLC, 10.625%, 2017		230,000	245,238
Pinnacle Foods Finance LLC, 8.25%, 2017		165,000	171,188
TreeHouse Foods, Inc., 7.75%, 2018		495,000	525,938

			$3,065,408

Forest & Paper Products – 1.6%
Boise, Inc., 8%, 2020		$465,000	$488,250
Cascades, Inc., 7.75%, 2017		455,000	474,338
Georgia-Pacific Corp., 8%, 2024		520,000	617,522
Georgia-Pacific Corp., 7.25%, 2028		210,000	233,340
Graphic Packaging Holding Co., 7.875%, 2018		405,000	429,300
JSG Funding PLC, 7.75%, 2015		190,000	191,900
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	465,000	696,235
Xerium Technologies, Inc., 8.875%, 2018 (z)		$240,000	240,000

			$3,370,885

Gaming & Lodging – 4.6%
American Casinos, Inc., 7.5%, 2021 (n)		$515,000	$531,094
Boyd Gaming Corp., 7.125%, 2016		435,000	401,288

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Gaming & Lodging – continued
Firekeepers Development Authority, 13.875%, 2015 (n)	$530,000	$612,150
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)	1,270,000	635
GWR Operating Partnership LLP, 10.875%, 2017	285,000	308,513
Harrah’s Operating Co., Inc., 11.25%, 2017	800,000	883,000
Harrah’s Operating Co., Inc., 10%, 2018	477,000	430,493
Harrah’s Operating Co., Inc., 10%, 2018	353,000	304,463
Host Hotels & Resorts, Inc., 6.75%, 2016	950,000	980,875
Host Hotels & Resorts, Inc., 9%, 2017	280,000	315,000
MGM Mirage, 10.375%, 2014	150,000	170,250
MGM Mirage, 11.125%, 2017	370,000	422,725
MGM Resorts International, 11.375%, 2018	385,000	432,163
MGM Resorts International, 9%, 2020	625,000	684,375
Penn National Gaming, Inc., 8.75%, 2019	745,000	810,188
Seven Seas Cruises S. de R.L., 9.125%, 2019 (z)	235,000	242,050
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018	385,000	426,388
Station Casinos, Inc., 6.5%, 2014 (d)	2,020,000	202
Station Casinos, Inc., 6.875%, 2016 (d)	2,495,000	250
Station Casinos, Inc., 7.75%, 2016 (d)	452,000	45
Wyndham Worldwide Corp., 6%, 2016	225,000	238,945
Wyndham Worldwide Corp., 7.375%, 2020	595,000	659,782
Wynn Las Vegas LLC, 7.75%, 2020	575,000	624,594

		$9,479,468

Industrial – 1.2%
Altra Holdings, Inc., 8.125%, 2016	$480,000	$518,400
Dematic S.A., 8.75%, 2016 (z)	540,000	535,950
Hillman Group, Inc., 10.875%, 2018 (z)	345,000	372,169
Hyva Global B.V., 8.625%, 2016 (n)	267,000	268,335
Mueller Water Products, Inc., 7.375%, 2017	171,000	160,740
Mueller Water Products, Inc., 8.75%, 2020	515,000	557,488

		$2,413,082

Insurance – 1.1%
ING Capital Funding Trust III, FRN, 3.845%, 2049	$555,000	$524,129
ING Groep N.V., 5.775% to 2015, FRN to 2049	1,310,000	1,205,200
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)	500,000	610,000

		$2,339,329

Insurance – Property & Casualty – 1.4%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)	$995,000	$1,320,863
USI Holdings Corp., 9.75%, 2015 (z)	480,000	481,200
XL Group PLC, 6.5% to 2017, FRN to 2049	1,065,000	977,138

		$2,779,201

Issuer	Shares/Par		Value ($)

BONDS – continued
International Market Sovereign – 0.3%
Republic of Ireland, 4.5%, 2020	EUR	295,000	$268,441
Republic of Ireland, 5.4%, 2025	EUR	330,000	291,795

			$560,236

Machinery & Tools – 1.2%
Case Corp., 7.25%, 2016		$330,000	$359,288
Case New Holland, Inc., 7.875%, 2017 (n)		1,285,000	1,413,500
Rental Service Corp., 9.5%, 2014		333,000	341,325
RSC Equipment Rental, Inc., 8.25%, 2021		280,000	278,600

			$2,392,713

Major Banks – 1.7%
Bank of America Corp., 8% to 2018, FRN to 2049		$1,320,000	$1,378,489
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049		930,000	998,904
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049		945,000	850,500
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (d)(n)		320,000	288,000

			$3,515,893

Medical & Health Technology & Services – 5.1%
Biomet, Inc., 10%, 2017		$530,000	$577,700
Biomet, Inc., 10.375%, 2017 (p)		295,000	325,238
Biomet, Inc., 11.625%, 2017		495,000	548,213
CDRT Merger Sub, Inc., 8.125%, 2019 (z)		205,000	205,000
Davita, Inc., 6.375%, 2018		580,000	587,250
Davita, Inc., 6.625%, 2020		285,000	289,988
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)		595,000	673,094
HCA, Inc., 9.25%, 2016		590,000	626,138
HCA, Inc., 8.5%, 2019		1,635,000	1,806,675
HealthSouth Corp., 8.125%, 2020		1,055,000	1,132,806
Teleflex, Inc., 6.875%, 2019		315,000	318,938
United Surgical Partners International, Inc., 8.875%, 2017		215,000	224,675
United Surgical Partners International, Inc., 9.25%, 2017 (p)		335,000	350,075
Universal Health Services, Inc., 7%, 2018		275,000	283,250
Universal Hospital Services, Inc., 8.5%, 2015 (p)		695,000	715,850
Universal Hospital Services, Inc., FRN, 3.777%, 2015		290,000	278,400
Vanguard Health Systems, Inc., 0%, 2016		13,000	8,564
Vanguard Health Systems, Inc., 8%, 2018		785,000	810,513
VWR Funding, Inc., 10.25%, 2015 (p)		799,531	835,510

			$10,597,877

Metals & Mining – 1.9%
Arch Coal, Inc., 7%, 2019 (z)		$550,000	$548,625
Arch Coal, Inc., 7.25%, 2020		295,000	300,163
Arch Western Finance LLC, 6.75%, 2013		313,000	313,391
Cloud Peak Energy, Inc., 8.25%, 2017		300,000	321,000
Cloud Peak Energy, Inc., 8.5%, 2019		865,000	935,281
Consol Energy, Inc., 8%, 2017		470,000	512,300

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Metals & Mining – continued
Consol Energy, Inc., 8.25%, 2020	$315,000	$343,350
Novelis, Inc., 8.375%, 2017	340,000	362,950
Novelis, Inc., 8.75%, 2020	165,000	178,200

		$3,815,260

Natural Gas – Distribution – 0.3%
AmeriGas Partners LP, 7.125%, 2016	$615,000	$633,450

Natural Gas – Pipeline – 2.3%
Atlas Pipeline Partners LP, 8.75%, 2018	$470,000	$497,025
Crosstex Energy, Inc., 8.875%, 2018	800,000	852,000
El Paso Corp., 7%, 2017	735,000	831,561
El Paso Corp., 7.75%, 2032	690,000	802,658
Energy Transfer Equity LP, 7.5%, 2020	1,005,000	1,065,300
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	392,000	424,340
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	243,000	255,454

		$4,728,338

Network & Telecom – 2.2%
CenturyLink, Inc., 7.6%, 2039	$215,000	$206,804
Cincinnati Bell, Inc., 8.25%, 2017	195,000	195,975
Cincinnati Bell, Inc., 8.75%, 2018	695,000	660,250
Citizens Communications Co., 9%, 2031	280,000	287,000
Frontier Communications Corp., 8.25%, 2017	175,000	190,313
Frontier Communications Corp., 8.125%, 2018	765,000	830,981
Qwest Communications International, Inc., 8%, 2015	335,000	364,313
Qwest Communications International, Inc., 7.125%, 2018 (n)	1,050,000	1,127,438
Windstream Corp., 8.125%, 2018	130,000	137,800
Windstream Corp., 7.75%, 2020	335,000	350,913
Windstream Corp., 7.75%, 2021	270,000	282,150

		$4,633,937

Oil Services – 1.2%
Edgen Murray Corp., 12.25%, 2015	$385,000	$387,888
Expro Finance Luxembourg, 8.5%, 2016 (n)	655,000	632,075
McJunkin Red Man Holding Corp., 9.5%, 2016 (n)	455,000	462,963
Pioneer Drilling Co., 9.875%, 2018	800,000	856,000
Unit Corp., 6.625%, 2021	130,000	130,000

		$2,468,926

Oils – 0.2%
Petroplus Holdings AG, 9.375%, 2019 (n)	$335,000	$336,675

Other Banks & Diversified Financials – 1.6%
Capital One Financial Corp., 10.25%, 2039	$825,000	$874,500
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	445,000	509,240
LBG Capital No.1 PLC, 7.875%, 2020 (n)	605,000	565,675
Santander UK PLC, 8.963% to 2030, FRN to 2049	1,289,000	1,424,345

		$3,373,760

Issuer	Shares/Par	Value ($)

BONDS – continued
Pollution Control – 0.1%
WCA Waste Corp., 7.5%, 2019 (z)	$220,000	$219,725

Printing & Publishing – 0.5%
American Media, Inc., 13.5%, 2018 (z)	$85,857	$92,511
McClatchy Co., 11.5%, 2017	345,000	366,563
Nielsen Finance LLC, 11.5%, 2016	221,000	258,570
Nielsen Finance LLC, 7.75%, 2018 (n)	280,000	294,000

		$1,011,644

Railroad & Shipping – 0.6%
Kansas City Southern Railway, 8%, 2015	$860,000	$922,350
Kansas City Southern Railway, 6.125%, 2021 (z)	265,000	265,000

		$1,187,350

Real Estate – 1.1%
CB Richard Ellis Group, Inc., 11.625%, 2017	$395,000	$457,706
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019 (n)	275,000	248,875
Entertainment Properties Trust, REIT, 7.75%, 2020	700,000	789,250
Kennedy Wilson, Inc., 8.75%, 2019 (n)	455,000	457,844
MPT Operating Partnership, 6.875%, 2021 (n)	375,000	368,438

		$2,322,113

Retailers – 2.1%
Burlington Coat Factory Warehouse Corp., 10%, 2019 (n)	$420,000	$415,800
J. Crew Group, Inc., 8.125%, 2019 (n)	230,000	221,375
Limited Brands, Inc., 6.9%, 2017	465,000	498,131
Limited Brands, Inc., 6.95%, 2033	280,000	257,600
Neiman Marcus Group, Inc., 10.375%, 2015	490,000	514,500
QVC, Inc., 7.375%, 2020 (n)	310,000	326,275
Sally Beauty Holdings, Inc., 10.5%, 2016	500,000	533,750
Toys “R” Us Property Co. II LLC, 8.5%, 2017	440,000	459,800
Toys “R” Us, Inc., 10.75%, 2017	865,000	962,313
Yankee Holdings Corp., 10.25%, 2016 (n)(p)	170,000	170,425

		$4,359,969

Specialty Stores – 0.5%
Michaels Stores, Inc., 11.375%, 2016	$450,000	$479,250
Michaels Stores, Inc., 7.75%, 2018 (n)	455,000	456,138

		$935,388

Telecommunications – Wireless – 4.5%
Clearwire Corp., 12%, 2015 (n)	$1,020,000	$1,092,675
Cricket Communications, Inc., 7.75%, 2020	285,000	279,300
Crown Castle International Corp., 9%, 2015	750,000	813,750
Crown Castle International Corp., 7.125%, 2019	525,000	552,563
Digicel Group Ltd., 12%, 2014 (n)	140,000	162,050
Digicel Group Ltd., 8.25%, 2017 (n)	760,000	788,500
Digicel Group Ltd., 10.5%, 2018 (n)	150,000	168,000
MetroPCS Wireless, Inc., 7.875%, 2018	535,000	566,431
Nextel Communications, Inc., 7.375%, 2015	585,000	585,000
NII Holdings, Inc., 10%, 2016	675,000	783,000
NII Holdings, Inc., 8.875%, 2019	350,000	386,313

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Telecommunications – Wireless – continued
NII Holdings, Inc., 7.625%, 2021	$195,000	$203,775
SBA Communications Corp., 8%, 2016	255,000	271,256
SBA Communications Corp., 8.25%, 2019	285,000	304,950
Sprint Capital Corp., 6.875%, 2028	330,000	312,675
Sprint Nextel Corp., 8.375%, 2017	565,000	620,794
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	660,000	747,450
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	555,000	577,200

		$9,215,682

Telephone Services – 0.1%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$270,000	$277,425

Transportation – 0.1%
Navios South American Logistics, Inc., 9.25%, 2019 (n)	$278,000	$280,085

Transportation – Services – 2.2%
ACL I Corp., 10.625%, 2016 (p)(z)	$520,000	$463,033
Aguila American Resources Ltd., 7.875%, 2018 (n)	310,000	311,938
American Petroleum Tankers LLC, 10.25%, 2015	303,000	316,635
Atlas Airlines, Inc. Pass-Through Certificates, “A-1”, 7.2%, 2019	360,888	342,844
Commercial Barge Line Co., 12.5%, 2017	1,080,000	1,212,300
Hertz Corp., 8.875%, 2014	109,000	111,725
Hertz Corp., 7.5%, 2018 (n)	430,000	442,900
Hertz Corp., 7.375%, 2021 (n)	300,000	305,250
Navios Maritime Acquisition Corp., 8.625%, 2017	275,000	270,875
Navios Maritime Acquisition Corp., 8.625%, 2017 (z)	235,000	231,475
Swift Services Holdings, Inc., 10%, 2018	565,000	597,488

		$4,606,463

Utilities – Electric Power – 4.6%
AES Corp., 8%, 2017	$740,000	$784,400
Calpine Corp., 8%, 2016 (n)	770,000	831,600
Calpine Corp., 7.875%, 2020 (n)	700,000	731,500
Covanta Holding Corp., 7.25%, 2020	470,000	491,591
Dynegy Holdings, Inc., 7.5%, 2015	225,000	183,375
Dynegy Holdings, Inc., 7.75%, 2019	860,000	625,650
Edison Mission Energy, 7%, 2017	1,025,000	830,250
EDP Finance B.V., 6%, 2018 (n)	460,000	425,618
Energy Future Holdings Corp., 10%, 2020	805,000	854,475
Energy Future Holdings Corp., 10%, 2020	1,175,000	1,253,091
GenOn Energy, Inc., 9.875%, 2020	965,000	1,008,425
NRG Energy, Inc., 7.375%, 2017	555,000	581,363
NRG Energy, Inc., 8.25%, 2020	595,000	606,900
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	355,000	348,788

		$9,557,026

Total Bonds (Identified Cost, $196,013,119)		$194,016,592

Issuer	Shares/Par	Value ($)

FLOATING RATE LOANS (g)(r) – 0.9%
Aerospace – 0.2%
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 10.5%, 2014	$450,175	$454,395

Broadcasting – 0.4%
Gray Television, Inc., Term Loan B, 3.7%, 2014	$305,707	$299,746
Local TV Finance LLC, Term Loan B, 2.19%, 2013	66,036	64,467
New Young Broadcasting Holding Co., Inc., Term Loan, 8%, 2015	358,980	360,550

		$724,763

Building – 0.0%
Goodman Global Holdings, Inc., 2nd Lien Term Loan, 9%, 2017	$37,044	$37,986

Financial Institutions – 0.1%
Springleaf Finance Corp., Term Loan, 5.5%, 2017	$275,255	$269,463

Gaming & Lodging – 0.2%
MGM Mirage, Term Loan, 7%, 2014	$421,930	$411,968

Total Floating Rate Loans (Identified Cost, $1,716,835)		$1,898,575

COMMON STOCKS – 0.5%
Automotive – 0.1%
Accuride Corp. (a)	14,541	$183,653
Oxford Automotive, Inc. (a)	21	0

		$183,653

Broadcasting – 0.2%
New Young Broadcasting Holding Co., Inc. (a)	161	$434,700

Printing & Publishing – 0.2%
American Media Operations, Inc. (a)	22,002	$346,972
Golden Books Family Entertainment, Inc. (a)	17,708	0

		$346,972

Special Products & Services – 0.0%
Mark IV Industries LLC, Common Units, “A” (a)	663	$37,625

Total Common Stocks (Identified Cost, $1,876,964)		$1,002,950

CONVERTIBLE PREFERRED STOCKS – 0.7%
Automotive – 0.4%
General Motors Co., 4.75%	$14,930	$727,688

Insurance – 0.3%
MetLife, Inc., 5%	$7,920	$652,846

Total Convertible Preferred Stocks (Identified Cost, $1,400,518)		$1,380,534

PREFERRED STOCKS – 0.9%
Other Banks & Diversified Financials – 0.9%
Ally Financial, Inc., 7% (n)	330	$310,138
Ally Financial, Inc., “A”, 8.5%	41,613	1,041,573
GMAC Capital Trust I, 8.125% (a)	19,725	504,960

Total Preferred Stocks (Identified Cost, $1,862,595)		$1,856,671

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Strike Price	First Exercise	Shares/Par	Value ($)

WARRANTS – 0.2%
Broadcasting – 0.2%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a) (Identified Cost, $228,099)	$0.01	7/14/10	119	$321,300

Issuer	Shares/Par	Value ($)
MONEY MARKET FUNDS (v) – 0.9%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value	1,892,202	$1,892,202

Total Investments (Identified Cost, $204,990,332)		$202,368,824

OTHER ASSETS, LESS LIABILITIES – 1.8%		3,736,935

Net Assets – 100.0%		$206,105,759

(a)	Non-income producing security.

(d)	Non-income producing security – in default.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $47,478,835, representing 23.0% of net assets.

(p)	Payment-in-kind security.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ACL I Corp., 10.625%, 2016	2/10/11	$511,430	$463,033
AMC Networks, Inc., 7.75%, 2021	6/22/11	126,000	131,670
Airlie LCDO Ltd., CDO, FRN, 2.146%, 2011	10/13/06	701,221	311,875
American Media, Inc., 13.5%, 2018	12/22/10	87,171	92,511
Anthracite Ltd., CDO, 6%, 2037	5/14/02	911,942	975,000
Arbor Realty Mortgage Securities, CDO, FRN, 2.573%, 2038	12/20/05	568,229	73,870
Arch Coal, Inc., 7%, 2019	6/08/11-6/14/11	552,639	548,625
Associated Materials LLC, 9.125%, 2017	6/09/11	161,308	164,588
Audatex North America, Inc., 6.75%, 2018	6/10/11	360,000	361,800
B-Corp. Merger Sub, Inc., 8.25%, 2019	5/17/11-6/06/11	481,740	475,200
CDRT Merger Sub, Inc., 8.125%, 2019	5/13/11	205,000	205,000
CWCapital Cobalt Ltd., CDO, 6.23%, 2045	3/20/06	966,119	22,176
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.573%, 2050	4/12/06	512,680	10,249
Clear Channel Communications, Inc., 9%, 2021	6/08/11-6/09/11	234,757	234,588
Connacher Oil & Gas Ltd., 8.5%, 2019	5/20/11	370,000	351,500
Dematic S.A., 8.75%, 2016	4/19/11	544,954	535,950
Ducommun, Inc., 9.75%, 2018	6/23/11	278,995	283,590
EH Holding Corp., 7.625%, 2021	5/17/11	150,000	153,000
Eagle Parent, Inc., 8.625%, 2019	5/11/11-5/24/11	333,343	318,038
Exopack Holding Corp., 10%, 2018	5/25/11	316,190	312,638
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11	436,924	445,758
General Motors Financial Co., Inc., 6.75%, 2018	5/26/11-6/06/11	437,334	436,088
Heckler & Koch GmbH, 9.5%, 2018	5/06/11-5/10/11	559,015	544,169
Hillman Group, Inc., 10.875%, 2018	3/11/11	375,961	372,169
Jaguar Land Rover PLC, 7.75%, 2018	5/12/11	155,000	155,775

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Restricted Securities – continued	Acquisition Date	Cost	Value
Jaguar Land Rover PLC, 8.125%, 2021	5/12/11-5/17/11	$669,522	$659,913
Kansas City Southern Railway, 6.125%, 2021	5/06/11-5/09/11	267,318	265,000
LBI Media, Inc., 8.5%, 2017	7/18/07	632,558	502,400
LINN Energy LLC, 6.5%, 2019	5/10/11	262,991	262,350
Local TV Finance LLC, 9.25%, 2015	11/28/07-2/16/11	929,115	945,838
Navios Maritime Acquisition Corp., 8.625%, 2017	5/12/11	240,225	231,475
OGX Petroleo e Gas Participacoes S.A., 8.5%, 2018	5/26/11	644,000	662,354
Packaging Dynamics Corp., 8.75%, 2016	1/25/11-2/01/11	233,322	233,450
Sensata Technologies B.V., 6.5%, 2019	5/06/11-5/09/11	266,332	264,338
Seven Seas Cruises S. de R.L., 9.125%, 2019	5/13/11	235,000	242,050
USI Holdings Corp., 9.75%, 2015	5/07/07-6/08/07	485,680	481,200
W&T Offshore, Inc., 8.5%, 2019	6/03/11-6/09/11	330,000	334,125
WCA Waste Corp., 7.5%, 2019	5/26/11	220,000	219,725
Wachovia Credit, CDO, FRN, 1.596%, 2026	6/08/06	376,000	263,200
Xerium Technologies, Inc., 8.875%, 2018	5/20/11	240,000	240,000
Total Restricted Securities			$13,786,278
% of Net Assets			6.7%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 6/30/11

Forward Foreign Currency Exchange Contracts at 6/30/11

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	EUR	Citibank N.A.	9,875	7/12/2011	$14,155	$14,318	$163
SELL	EUR	HSBC Bank	243,937	7/12/2011	355,725	353,676	2,049

							$2,212

Liability Derivatives
SELL	EUR	Citibank N.A.	220,841	7/12/2011	$317,286	$320,190	$(2,904)
SELL	EUR	Deutsche Bank AG	132,234	7/12/2011	187,625	191,722	(4,097)
SELL	EUR	Goldman Sachs International	177,750	7/12/2011	255,523	257,714	(2,191)
SELL	EUR	UBS AG	715,065	7/12/2011	1,021,640	1,036,748	(15,108)

							$(24,300)

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 6/30/11 – continued

Futures Contracts Outstanding at 6/30/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	5	$615,156	September - 2011	$7,053
U.S. Treasury Note 10 yr (Short)	USD	15	1,834,922	September - 2011	5,807

					$12,860

At June 30, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

MFS High Yield Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/11
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $203,098,130)	$200,476,622
Underlying affiliated funds, at cost and value	1,892,202
Total investments, at value (identified cost, $204,990,332)	$202,368,824
Cash	39,256
Restricted cash	26,500
Receivables for
Forward foreign currency exchange contracts	2,212
Daily variation margin on open futures contracts	10,391
Investments sold	1,683,721
Fund shares sold	62
Interest	3,632,142
Other assets	3,583
Total assets		$207,766,691
Liabilities
Payables for
Forward foreign currency exchange contracts	$24,300
Investments purchased	908,688
Fund shares reacquired	644,270
Payable to affiliates
Investment adviser	8,238
Distribution and service fees	1,245
Payable for Trustees’ compensation	3,669
Accrued expenses and other liabilities	70,522
Total liabilities		$1,660,932
Net assets		$206,105,759
Net assets consist of
Paid-in capital	$227,913,842
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(2,630,423)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(43,648,626)
Undistributed net investment income	24,470,966
Net assets		$206,105,759
Shares of beneficial interest outstanding		33,194,771

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$114,903,790	18,419,137	$6.24
Service Class	91,201,969	14,775,634	6.17

See Notes to Financial Statements

MFS High Yield Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/11
Net investment income
Income
Interest	$8,526,536
Dividends	36,563
Dividends from underlying affiliated funds	3,541
Foreign taxes withheld	(928)
Total investment income		$8,565,712
Expenses
Management fee	$827,425
Distribution and/or service fees	123,279
Administrative services fee	37,343
Trustees’ compensation	12,653
Custodian fee	14,450
Shareholder communications	18,582
Auditing fees	30,944
Legal fees	3,834
Miscellaneous	11,161
Total expenses		$1,079,671
Fees paid indirectly	(98)
Reduction of expenses by investment adviser	(55,162)
Net expenses		$1,024,411
Net investment income		$7,541,301
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$4,508,549
Futures contracts	(117,037)
Foreign currency transactions	(91,423)
Net realized gain (loss) on investments and foreign currency transactions		$4,300,089
Change in unrealized appreciation (depreciation)
Investments	$(1,797,867)
Futures contracts	(42,982)
Translation of assets and liabilities in foreign currencies	(7,715)
Net unrealized gain (loss) on investments and foreign currency translation		$(1,848,564)
Net realized and unrealized gain (loss) on investments and foreign currency		$2,451,525
Change in net assets from operations		$9,992,826

See Notes to Financial Statements

MFS High Yield Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/11 (unaudited )	Year ended 12/31/10
Change in net assets
From operations
Net investment income	$7,541,301	$16,163,547
Net realized gain (loss) on investments and foreign currency transactions	4,300,089	3,658,899
Net unrealized gain (loss) on investments and foreign currency translation	(1,848,564)	11,527,282
Change in net assets from operations	$9,992,826	$31,349,728
Distributions declared to shareholders
From net investment income	$—	$(20,660,022)
Change in net assets from fund share transactions	$(27,741,497)	$(16,468,998)
Total change in net assets	$(17,748,671)	$(5,779,292)
Net assets
At beginning of period	223,854,430	229,633,722
At end of period (including undistributed net investment income of $24,470,966 and $16,929,665, respectively)	$206,105,759	$223,854,430

See Notes to Financial Statements

MFS High Yield Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$5.96		$5.67	$4.25	$6.56	$6.93	$6.83
Income (loss) from investment operations
Net investment income (d)	$0.21		$0.42	$0.44	$0.49	$0.49	$0.48
Net realized and unrealized gain (loss) on investments and foreign currency	0.07		0.42	1.49	(2.26)	(0.34)	0.19
Total from investment operations	$0.28		$0.84	$1.93	$(1.77)	$0.15	$0.67
Less distributions declared to shareholders
From net investment income	$—		$(0.55)	$(0.51)	$(0.54)	$(0.52)	$(0.57)
Net asset value, end of period	$6.24		$5.96	$5.67	$4.25	$6.56	$6.93
Total return (%) (k)(r)(s)	4.70	(n)	15.53	50.00	(29.50)	1.93	10.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87	(a)	0.88	0.87	0.89	0.84	0.85
Expenses after expense reductions (f)	0.82	(a)	0.83	0.82	0.84	0.79	0.83
Net investment income	6.94	(a)	7.42	9.21	8.60	7.25	7.14
Portfolio turnover	32		62	58	63	69	92
Net assets at end of period (000 omitted)	$114,904		$122,666	$121,416	$96,605	$175,408	$224,412

See Notes to Financial Statements

MFS High Yield Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$5.91		$5.63	$4.21	$6.50	$6.88	$6.79
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.41	$0.43	$0.47	$0.47	$0.46
Net realized and unrealized gain (loss) on investments and foreign currency	0.06		0.40	1.49	(2.24)	(0.35)	0.19
Total from investment operations	$0.26		$0.81	$1.92	$(1.77)	$0.12	$0.65
Less distributions declared to shareholders
From net investment income	$—		$(0.53)	$(0.50)	$(0.52)	$(0.50)	$(0.56)
Net asset value, end of period	$6.17		$5.91	$5.63	$4.21	$6.50	$6.88
Total return (%) (k)(r)(s)	4.40	(n)	15.17	49.97	(29.64)	1.56	10.04
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.12	(a)	1.13	1.12	1.14	1.09	1.10
Expenses after expense reductions (f)	1.07	(a)	1.08	1.07	1.09	1.04	1.08
Net investment income	6.69	(a)	7.18	9.01	8.38	7.01	6.89
Portfolio turnover	32		62	58	63	69	92
Net assets at end of period (000 omitted)	$91,202		$101,189	$108,217	$103,169	$149,162	$131,839

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

MFS High Yield Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS High Yield Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets;

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures and forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$3,110,720	$1,103,763	$346,972	$4,561,455
Non-U.S. Sovereign Debt	—	560,236	—	560,236
Corporate Bonds	—	161,200,380	—	161,200,380
Commercial Mortgage-Backed Securities	—	1,827,202	—	1,827,202
Asset-Backed Securities (including CDOs)	—	2,289,403	311,875	2,601,278
Foreign Bonds	—	27,827,496	—	27,827,496
Floating Rate Loans	—	1,898,575	—	1,898,575
Mutual Funds	1,892,202	—	—	1,892,202
Total Investments	$5,002,922	$196,707,055	$658,847	$202,368,824

Other Financial Instruments
Futures	$12,860	$—	$—	$12,860
Forward Foreign Currency Exchange Contracts	—	(22,088)	—	(22,088)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

	Equity Securities	Asset-Backed Securities	Corporate Bonds	Total
Balance as of 12/31/10	$0	$315,599	$87,231	$402,830
Realized gain (loss)	—	—	(320,988)	(320,988)
Change in unrealized appreciation (depreciation)	—	(3,724)	326,268	322,544
Sales	—	—	0	0
Transfers into level 3	346,972	—	—	346,972
Transfers out of level 3	—	—	(92,511)	(92,511)
Balance as of 6/30/11	$346,972	$311,875	$—	$658,847

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at June 30, 2011 is $(3,724).

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options, futures contracts, and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2011 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$12,860	$—
Foreign Exchange	Forward Foreign Currency Exchange	2,212	(24,300)
Total		$15,072	$(24,300)

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2011 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency Transactions	Investment Transactions (Purchased Options)
Interest Rate	$(117,037)	$—	$—
Foreign Exchange	—	(92,722)	—
Equity	—	—	193,812
Total	$(117,037)	$(92,722)	$193,812

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2011 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies	Investments (Purchased Options)
Interest Rate	$(42,982)	$—	$—
Foreign Exchange	—	(7,963)	—
Equity	—	—	(117,614)
Total	$(42,982)	$(7,963)	$(117,614)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Purchased Options – The fund purchased call options for a premium. Purchased call options entitle the holder to buy a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, amortization and accretion of debt securities, and defaulted bonds.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/10
Ordinary income (including any short-term capital gains)	$20,660,022

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/11
Cost of investments	$206,283,177
Gross appreciation	8,361,637
Gross depreciation	(12,275,990)
Net unrealized appreciation (depreciation)	$(3,914,353)

As of 12/31/10
Undistributed ordinary income	17,369,512
Capital loss carryforwards	(46,539,036)
Other temporary differences	(571,521)
Net unrealized appreciation (depreciation)	(2,059,864)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/13	$(5,089,839)
12/31/14	(7,011,353)
12/31/16	(23,243,372)
12/31/17	(11,194,472)
Total	$(46,539,036)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/11	Year ended 12/31/10
Initial Class	$—	$11,086,633
Service Class	—	9,573,389
Total	$—	$20,660,022

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund’s average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.70% for the first $1 billion of average daily net assets and 0.65% of average daily net assets in excess of $1 billion. This written agreement will continue until modified or rescinded by the fund’s shareholders. This management fee reduction amounted to $55,162, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.70% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, and brokerage commissions, such that total annual fund operating expenses do not exceed 1.25% of the fund’s average daily net assets. MFS’ agreement to limit the fund’s total annual operating expenses is contained in the investment advisory agreement between MFS and the fund and may not be rescinded without shareholder approval. In addition, the investment adviser has voluntarily agreed to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, and brokerage commissions, such that total annual operating expenses do not exceed 1.00% of the fund’s average daily net assets attributable to Initial Class shares. This voluntary agreement may be changed or rescinded at any time by MFS. For the six months ended June 30, 2011, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2011, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.0338% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to Trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,823 and are included in miscellaneous expense on the Statement of Operations.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $68,000,850 and $82,874,846, respectively.

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/11		Year ended 12/31/10
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	646,555	$4,014,039	3,370,209	$19,314,937
Service Class	103,479	631,886	2,073,739	11,938,579
	750,034	$4,645,925	5,443,948	$31,253,516
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	2,012,093	$11,086,633
Service Class	—	—	1,750,163	9,573,389
	—	$—	3,762,256	$20,660,022
Shares reacquired
Initial Class	(2,792,602)	$(17,327,795)	(6,217,269)	$(35,131,534)
Service Class	(2,452,003)	(15,059,627)	(5,938,351)	(33,251,002)
	(5,244,605)	$(32,387,422)	(12,155,620)	$(68,382,536)
Net change
Initial Class	(2,146,047)	$(13,313,756)	(834,967)	$(4,729,964)
Service Class	(2,348,524)	(14,427,741)	(2,114,449)	(11,739,034)
	(4,494,571)	$(27,741,497)	(2,949,416)	$(16,468,998)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2011, the fund’s commitment fee and interest expense were $895 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,748,268	39,848,317	(42,704,383)	1,892,202

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,541	$1,892,202

MFS High Yield Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2011 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•  Social Security number and account balances

•  Account transactions and transaction history

•  Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

•  open an account or provide account information

•  direct us to buy securities or direct us to sell your securities

•  make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•  sharing for affiliates’ everyday business purposes – information about your creditworthiness

•  affiliates from using your information to market to you

•  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

MFS® Massachusetts Investors

Growth Stock Portfolio

MFS® Variable Insurance Trust II

SEMIANNUAL REPORT

June 30, 2011

MIS-SEM

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO

The report is prepared for the general information of contract owners.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE •

NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Massachusetts Investors Growth Stock Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

After about a year of almost uninterrupted macroeconomic and financial market improvement following the global credit crisis, investors grew more cautious in the middle of 2010 as fears grew that some European countries would default on their debt and as economic data showed a weakening trend in the global economy. As a result asset prices fell significantly.

Last September the U.S. Federal Reserve Board’s promises to make lending conditions easier helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment.

In the following months, the renewed positive market mood, coupled with indications of better global macroeconomic activity, pushed many asset valuations to post-crisis highs. At the same time, global sovereign bond yields initially rose as investors became concerned about inflationary pressures, driven by higher prices for oil as well as other commodities. However, by the end of the second quarter of 2011, a weakening macroeconomic backdrop and renewed concerns over debt problems in some eurozone countries pushed equities lower.

For the remainder of 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide to be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, the Middle East, as well as that created by the U.S. debate over raising the debt ceiling and the downgrade by Standard & Poor’s of the U.S. long-term credit rating.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Massachusetts Investors Growth Stock Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Oracle Corp.	4.5%
Danaher Corp.	4.0%
Apple, Inc.	3.9%
International Business Machines Corp.	3.6%
Accenture PLC, “A”	3.3%
United Technologies Corp.	3.0%
Colgate-Palmolive Co.	2.9%
Schlumberger Ltd.	2.9%
Google, Inc., “A”	2.5%
PepsiCo, Inc.	2.3%

Equity sectors
Technology	26.0%
Industrial Goods & Services	11.6%
Consumer Staples	11.3%
Health Care	11.2%
Special Products & Services	8.8%
Financial Services	8.1%
Retailing	8.0%
Energy	7.2%
Basic Materials	3.4%
Autos & Housing	1.6%
Leisure	1.6%
Transportation	0.7%

Percentages are based on net assets as of 6/30/11.

The portfolio is actively managed and current holdings may be different.

2

MFS Massachusetts Investors Growth Stock Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2011 through June 30, 2011

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/11	Ending Account Value 6/30/11	Expenses Paid During Period (p) 1/01/11-6/30/11
Initial Class	Actual	0.82%	$1,000.00	$1,064.74	$4.20
	Hypothetical (h)	0.82%	$1,000.00	$1,020.73	$4.11
Service Class	Actual	1.07%	$1,000.00	$1,063.49	$5.47
	Hypothetical (h)	1.07%	$1,000.00	$1,019.49	$5.36

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Massachusetts Investors Growth Stock Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.5%
Aerospace – 3.6%
Precision Castparts Corp.	19,870	$3,271,592
United Technologies Corp.	162,770	14,406,773

		$17,678,365

Alcoholic Beverages – 1.1%
Diageo PLC	261,240	$5,337,401

Apparel Manufacturers – 3.3%
LVMH Moet Hennessy Louis Vuitton S.A.	32,777	$5,898,666
NIKE, Inc., “B”	112,960	10,164,141

		$16,062,807

Automotive – 1.6%
Johnson Controls, Inc.	191,270	$7,968,308

Broadcasting – 0.4%
Omnicom Group, Inc.	38,520	$1,855,123

Brokerage & Asset Managers – 4.2%
Charles Schwab Corp.	299,790	$4,931,546
CME Group, Inc.	27,030	7,881,678
Franklin Resources, Inc.	59,100	7,759,239

		$20,572,463

Business Services – 8.8%
Accenture PLC, “A”	262,380	$15,853,000
Dun & Bradstreet Corp.	119,360	9,016,454
MSCI, Inc., “A” (a)	256,650	9,670,572
Verisk Analytics, Inc., “A” (a)	239,380	8,287,336

		$42,827,362

Cable TV – 1.2%
DIRECTV, “A” (a)	112,670	$5,725,889

Chemicals – 0.8%
Monsanto Co.	53,380	$3,872,185

Computer Software – 6.3%
Autodesk, Inc. (a)	81,510	$3,146,286
Check Point Software Technologies Ltd. (a)	99,400	5,650,890
Oracle Corp.	663,540	21,837,101

		$30,634,277

Computer Software – Systems – 10.6%
Apple, Inc. (a)	56,070	$18,821,017
EMC Corp. (a)	314,790	8,672,465
Hewlett-Packard Co.	182,120	6,629,168
International Business Machines Corp.	101,540	17,419,187

		$51,541,837

Consumer Products – 5.6%
Church & Dwight Co., Inc.	86,580	$3,509,953
Colgate-Palmolive Co.	161,360	14,104,478
Procter & Gamble Co.	147,211	9,358,203

		$26,972,634

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electrical Equipment – 8.0%
Amphenol Corp., “A”	88,440	$4,774,876
Danaher Corp.	369,840	19,597,822
Sensata Technologies Holding B.V. (a)	217,810	8,200,547
W.W. Grainger, Inc.	41,890	6,436,399

		$39,009,644

Electronics – 4.6%
ASML Holding N.V.	70,160	$2,593,114
Microchip Technology, Inc.	268,890	10,193,620
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	753,723	9,504,447

		$22,291,181

Energy – Integrated – 2.4%
Chevron Corp.	30,500	$3,136,620
Exxon Mobil Corp.	68,680	5,589,178
Hess Corp.	37,020	2,767,615

		$11,493,413

Food & Beverages – 4.6%
Groupe Danone	110,353	$8,233,459
Mead Johnson Nutrition Co., “A”	40,450	2,732,398
PepsiCo, Inc.	161,070	11,344,160

		$22,310,017

Food & Drug Stores – 0.6%
CVS Caremark Corp.	73,697	$2,769,533

General Merchandise – 2.9%
Kohl’s Corp.	127,860	$6,394,279
Target Corp.	162,760	7,635,072

		$14,029,351

Internet – 3.2%
eBay, Inc. (a)	95,470	$3,080,817
Google, Inc., “A” (a)	24,250	12,279,715

		$15,360,532

Major Banks – 0.6%
Bank of New York Mellon Corp.	105,505	$2,703,038

Medical & Health Technology & Services – 1.9%
Medco Health Solutions, Inc. (a)	54,280	$3,067,906
Patterson Cos., Inc.	188,772	6,208,711

		$9,276,617

Medical Equipment – 6.5%
Becton, Dickinson & Co.	95,490	$8,228,373
DENTSPLY International, Inc.	155,210	5,910,397
Medtronic, Inc.	64,070	2,468,617
St. Jude Medical, Inc.	56,670	2,702,026
Thermo Fisher Scientific, Inc. (a)	136,630	8,797,606
Waters Corp. (a)	34,130	3,267,606

		$31,374,625

4

MFS Massachusetts Investors Growth Stock Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Metals & Mining – 0.9%
BHP Billiton Ltd., ADR	45,210	$4,278,222

Network & Telecom – 1.3%
Cisco Systems, Inc.	398,167	$6,215,387

Oil Services – 4.8%
National Oilwell Varco, Inc.	121,080	$9,469,667
Schlumberger Ltd.	160,800	13,893,120

		$23,362,787

Other Banks & Diversified Financials – 3.3%
MasterCard, Inc., “A”	17,960	$5,412,066
Visa, Inc., “A”	123,580	10,412,851

		$15,824,917

Pharmaceuticals – 2.8%
Abbott Laboratories	82,860	$4,360,093
Allergan, Inc.	41,680	3,469,860
Johnson & Johnson	86,100	5,727,372

		$13,557,325

Railroad & Shipping – 0.7%
Kuehne & Nagel, Inc. AG	20,820	$3,159,836

Specialty Chemicals – 1.7%
Praxair, Inc.	77,480	$8,398,057

Specialty Stores – 1.2%
Industria de Diseno Textil S.A.	36,347	$3,312,208
Staples, Inc.	165,970	2,622,326

		$5,934,534

Total Common Stocks (Identified Cost, $407,776,283)		$482,397,667

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS (v) – 0.5%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value	2,224,290	$2,224,290

Total Investments (Identified Cost, $410,000,573)		$484,621,957

OTHER ASSETS, LESS LIABILITIES – 0.0%		2,007

Net Assets – 100.0%		$484,623,964

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

GDR	Global Depository Receipt

PLC	Public Limited Company

See Notes to Financial Statements

5

MFS Massachusetts Investors Growth Stock Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/11
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $407,776,283)	$482,397,667
Underlying affiliated funds, at cost and value	2,224,290
Total investments, at value (identified cost, $410,000,573)	$484,621,957
Receivables for
Fund shares sold	27,479
Interest and dividends	574,188
Other assets	7,499
Total assets		$485,231,123
Liabilities
Payable for fund shares reacquired	$511,350
Payable to affiliates
Investment adviser	14,832
Distribution and/or service fees	862
Payable for Trustees’ compensation	8,285
Accrued expenses and other liabilities	71,830
Total liabilities		$607,159
Net assets		$484,623,964
Net assets consist of
Paid-in capital	$506,339,450
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	74,633,681
Accumulated net realized gain (loss) on investments and foreign currency transactions	(100,373,035)
Undistributed net investment income	4,023,868
Net assets		$484,623,964
Shares of beneficial interest outstanding		39,879,254

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$420,854,401	34,590,466	$12.17
Service Class	63,769,563	5,288,788	12.06

See Notes to Financial Statements

6

MFS Massachusetts Investors Growth Stock Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/11
Net investment income
Income
Dividends	$3,735,714
Interest	23,305
Dividends from underlying affiliated funds	3,353
Foreign taxes withheld	(141,608)
Total investment income		$3,620,764
Expenses
Management fee	$1,841,456
Distribution and/or service fees	82,934
Administrative services fee	82,619
Trustees’ compensation	28,308
Custodian fee	28,773
Shareholder communications	20,649
Auditing fees	24,393
Legal fees	3,766
Miscellaneous	19,026
Total expenses		$2,131,924
Fees paid indirectly	(3)
Reduction of expenses by investment adviser	(32,915)
Net expenses		$2,099,006
Net investment income		$1,521,758
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$13,255,654
Foreign currency transactions	6,764
Net realized gain (loss) on investments and foreign currency transactions		$13,262,418
Change in unrealized appreciation (depreciation)
Investments	$16,113,522
Translation of assets and liabilities in foreign currencies	1,689
Net unrealized gain (loss) on investments and foreign currency translation		$16,115,211
Net realized and unrealized gain (loss) on investments and foreign currency		$29,377,629
Change in net assets from operations		$30,899,387

See Notes to Financial Statements

7

MFS Massachusetts Investors Growth Stock Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/11 (unaudited )	Year ended 12/31/10
Change in net assets
From operations
Net investment income	$1,521,758	$2,495,992
Net realized gain (loss) on investments and foreign currency transactions	13,262,418	43,648,942
Net unrealized gain (loss) on investments and foreign currency translation	16,115,211	12,944,631
Change in net assets from operations	$30,899,387	$59,089,565
Distributions declared to shareholders
From net investment income	$—	$(1,353,058)
Change in net assets from fund share transactions	$(45,915,073)	$(86,698,840)
Total change in net assets	$(15,015,686)	$(28,962,333)
Net assets
At beginning of period	499,639,650	528,601,983
At end of period (including undistributed net investment income of $4,023,868 and $2,502,110, respectively)	$484,623,964	$499,639,650

See Notes to Financial Statements

8

MFS Massachusetts Investors Growth Stock Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$11.43		$10.13	$7.30	$11.69	$10.52	$9.78
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.06	$0.05	$0.06	$0.05	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	0.70		1.27	2.85	(4.39)	1.16	0.72
Total from investment operations	$0.74		$1.33	$2.90	$(4.33)	$1.21	$0.75
Less distributions declared to shareholders
From net investment income	$—		$(0.03)	$(0.07)	$(0.06)	$(0.04)	$(0.01)
Net asset value, end of period	$12.17		$11.43	$10.13	$7.30	$11.69	$10.52
Total return (%) (k)(r)(s)	6.47	(n)	13.15	40.14	(37.22)	11.53	7.67
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83	(a)	0.86	0.87	0.86	0.84	0.82
Expenses after expense reductions (f)	0.82	(a)	0.82	0.82	0.83	0.83	N/A
Net investment income	0.65	(a)(l)	0.55	0.62	0.62	0.48	0.34
Portfolio turnover	15		45	53	42	62	72
Net assets at end of period (000 omitted)	$420,854		$429,925	$448,333	$145,858	$309,208	$336,383

See Notes to Financial Statements

9

MFS Massachusetts Investors Growth Stock Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$11.34		$10.06	$7.24	$11.59	$10.43	$9.71
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.03	$0.04	$0.04	$0.02	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	0.70		1.26	2.82	(4.36)	1.15	0.71
Total from investment operations	$0.72		$1.29	$2.86	$(4.32)	$1.17	$0.72
Less distributions declared to shareholders
From net investment income	$—		$(0.01)	$(0.04)	$(0.03)	$(0.01)	$—
Net asset value, end of period	$12.06		$11.34	$10.06	$7.24	$11.59	$10.43
Total return (%) (k)(r)(s)	6.35	(n)	12.83	39.78	(37.35)	11.26	7.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08	(a)	1.11	1.12	1.11	1.09	1.07
Expenses after expense reductions (f)	1.07	(a)	1.07	1.07	1.08	1.08	N/A
Net investment income	0.40	(a)(l)	0.30	0.43	0.37	0.19	0.09
Portfolio turnover	15		45	53	42	62	72
Net assets at end of period (000 omitted)	$63,770		$69,714	$80,269	$59,579	$119,324	$88,696

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower. Excluding the effect of the proceeds received from a non-recurring litigation settlement against Tyco International Ltd., the Initial Class and Service Class total returns for the year ended December 31, 2010 would have each been lower by approximately 0.63%.

See Notes to Financial Statements

10

MFS Massachusetts Investors Growth Stock Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Massachusetts Investors Growth Stock Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted

11

MFS Massachusetts Investors Growth Stock Portfolio

Notes to Financial Statements (unaudited) – continued

prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$482,397,667	$—	$—	$482,397,667
Mutual Funds	2,224,290	—	—	2,224,290
Total Investments	$484,621,957	$—	$—	$484,621,957

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character.

12

MFS Massachusetts Investors Growth Stock Portfolio

Notes to Financial Statements (unaudited) – continued

These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards and wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/10
Ordinary income (including any short-term capital gains)	$1,353,058

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/11
Cost of investments	$412,510,129
Gross appreciation	86,919,764
Gross depreciation	(14,807,936)
Net unrealized appreciation (depreciation)	$72,111,828

As of 12/31/10
Undistributed ordinary income	2,502,110
Capital loss carryforwards	(111,125,897)
Other temporary differences	10,608
Net unrealized appreciation (depreciation)	55,998,306

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/15	$(43,030,094)
12/31/16	(59,160,964)
12/31/17	(8,934,839)
Total	$(111,125,897)

The availability of a portion of the capital loss carryforwards, which were acquired on June 22, 2007 and December 4, 2009 in connection with the MFS Strategic Growth Series merger and MFS Capital Appreciation Portfolio merger, respectively, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/11	Year ended 12/31/10
Initial Class	$—	$1,281,103
Service Class	—	71,955
Total	$—	$1,353,058

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund’s average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $1 billion. This written agreement will continue until modified or rescinded by the fund’s shareholders. For the six months ended June 30, 2011, the fund’s average daily net assets did not exceed $1 billion and therefore, the management fee was not reduced. The management fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that the total

13

MFS Massachusetts Investors Growth Stock Portfolio

Notes to Financial Statements (unaudited) – continued

annual operating expenses do not exceed 0.82% of average daily net assets for the Initial Class shares and 1.07% of average daily net assets for the Service Class shares. This written agreement will continue until April 30, 2013. For the six months ended June 30, 2011, this reduction amounted to $32,915 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2011, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.0336% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to Trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $4,076 and are included in miscellaneous expense on the Statement of Operations.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $74,250,787 and $114,798,780, respectively.

14

MFS Massachusetts Investors Growth Stock Portfolio

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/11		Year ended 12/31/10
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	84,202	$986,665	260,261	$2,595,367
Service Class	60,448	697,964	191,998	1,918,108
	144,650	$1,684,629	452,259	$4,513,475
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	119,617	$1,281,103
Service Class	—	—	6,756	71,955
	—	$—	126,373	$1,353,058
Shares reacquired
Initial Class	(3,107,551)	$(36,808,729)	(7,026,510)	$(71,724,639)
Service Class	(918,560)	(10,790,973)	(2,033,549)	(20,840,734)
	(4,026,111)	$(47,599,702)	(9,060,059)	$(92,565,373)
Net change
Initial Class	(3,023,349)	$(35,822,064)	(6,646,632)	$(67,848,169)
Service Class	(858,112)	(10,093,009)	(1,834,795)	(18,850,671)
	(3,881,461)	$(45,915,073)	(8,481,427)	$(86,698,840)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2011, the fund’s commitment fee and interest expense were $2,012 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,979,449	35,940,206	(39,695,365)	2,224,290

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,353	$2,224,290

15

MFS Massachusetts Investors Growth Stock Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2011 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

16

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Account transactions and transaction history

• Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

17

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

• open an account or provide account information

• direct us to buy securities or direct us to sell your securities

• make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes – information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

18

MFS® Money Market Portfolio

MFS® Variable Insurance Trust II

SEMIANNUAL REPORT

June 30, 2011

MKS-SEM

MFS® MONEY MARKET PORTFOLIO

The report is prepared for the general information of contract owners.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Money Market Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

After about a year of almost uninterrupted macroeconomic and financial market improvement following the global credit crisis, investors grew more cautious in the middle of 2010 as fears grew that some European countries would default on their debt and as economic data showed a weakening trend in the global economy. As a result asset prices fell significantly.

Last September the U.S. Federal Reserve Board’s promises to make lending conditions easier helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment.

In the following months, the renewed positive market mood, coupled with indications of better global macroeconomic activity, pushed many asset valuations to post-crisis highs. At the same time, global sovereign bond yields initially rose as investors became concerned about inflationary pressures, driven by higher prices for oil as well as other commodities. However, by the end of the second quarter of 2011, a weakening macroeconomic backdrop and renewed concerns over debt problems in some eurozone countries pushed equities lower.

For the remainder of 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide to be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, the Middle East, as well as that created by the U.S. debate over raising the debt ceiling and the downgrade by Standard & Poor’s of the U.S. long-term credit rating.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Money Market Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (u)

Composition including fixed income credit quality (a)(u)
A-1+	23.7%
A-1	76.1%
Not Rated	0.0%
Cash & Other	0.2%

Maturity breakdown (u)
0 - 7 days	23.9%
8 - 29 days	27.8%
30 - 59 days	18.5%
60 - 89 days	16.9%
90 - 365 days	12.7%
Other Assets Less Liabilities	0.2%

(a)	Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Cash & Other portfolio assets that are not securities are not included in the categories mentioned above. Ratings are shown in the S&P scale. All ratings are subject to change. The fund itself is not rated.
(u)	For purposes of this presentation, accrued interest, where applicable, is included.

Percentages are based on net assets as of 6/30/11.

The portfolio is actively managed and current holdings may be different.

2

MFS Money Market Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2011 through June 30, 2011

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/11	Ending Account Value 6/30/11	Expenses Paid During Period (p) 1/01/11-6/30/11
Initial Class	Actual	0.20%	$1,000.00	$1,000.00	$0.99
	Hypothetical (h)	0.20%	$1,000.00	$1,023.80	$1.00
Service Class	Actual	0.20%	$1,000.00	$1,000.00	$0.99
	Hypothetical (h)	0.20%	$1,000.00	$1,023.80	$1.00

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Expense Changes Impacting Table

As more fully disclosed in footnote 3 to the financial statements, the expense ratios reported above include additional expense reductions to avoid a negative yield.

3

MFS Money Market Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMERCIAL PAPER (y) – 55.8%
Automotive – 2.9%
Toyota Motor Credit Corp., 0.17%, due 7/11/11	$9,296,000	$9,295,560

Computer Software – Systems – 3.1%
International Business Machines Corp., 0.06%, due 7/12/11 (t)	$10,020,000	$10,019,816

Conglomerates – 3.0%
United Technologies Corp., 0.03%, due 7/01/11 (t)	$9,607,000	$9,607,000

Electrical Equipment – 1.9%
General Electric Co., 0.12%, due 7/01/11	$6,114,000	$6,114,000

Food & Beverages – 7.2%
Coca-Cola Co., 0.2%, due 8/02/11 (t)	$8,380,000	$8,378,510
Coca-Cola Co., 0.15%, due 9/07/11 (t)	820,000	819,768
Nestle Capital Corp., 0.19%, due 7/12/11 (t)	4,297,000	4,296,751
Pepsico, Inc., 0.1%, due 8/08/11 (t)	5,710,000	5,709,397
Pepsico, Inc., 0.1%, due 8/02/11 (t)	3,865,000	3,864,656

		$23,069,082

Machinery & Tools – 1.7%
Deere & Co., 0.08%, due 7/28/11 (t)	$5,465,000	$5,464,672

Major Banks – 18.6%
Abbey National North America LLC, 0.04%, due 7/01/11	$333,000	$333,000
ANZ National (International) Ltd., 0.2%, due 7/19/11 (t)	9,494,000	9,493,051
BNP Paribas Finance, Inc., 0.03%, due 7/01/11	79,000	79,000
BNP Paribas Finance, Inc., 0.4%, due 9/12/11	7,370,000	7,364,022
Credit Suisse First Boston, Inc., 0.2%, due 7/14/11	8,947,000	8,946,354
Credit Suisse First Boston, Inc., 0.25%, due 11/14/11	300,000	299,717
HSBC USA, Inc., 0.17%, due 9/06/11	9,150,000	9,147,105
National Australia Funding (Delaware), Inc., 0.01%, due 7/01/11 (t)	5,318,000	5,318,000
Royal Bank of Canada, 0.1%, due 10/27/11	500,000	499,836
Toronto Dominion Holdings (USA), Inc., 0.2%, due 12/23/11 (t)	9,100,000	9,091,153
Westpac Banking Corp., 0.16%, due 7/29/11 (t)	9,220,000	9,218,853

		$59,790,091

Medical Equipment – 3.0%
Merck & Co., Inc., 0.08%, due 8/01/11 (t)	$9,621,000	$9,620,337

Other Banks & Diversified Financials – 5.9%
Bank of Nova Scotia, 0.04%, due 7/06/11	$318,000	$317,998
Bank of Nova Scotia, 0.15%, due 7/08/11	2,578,000	2,577,925
Bank of Nova Scotia, 0.195%, due 7/19/11	6,286,000	6,285,387
Bank of Nova Scotia, 0.175%, due 8/16/11	409,000	408,909

Issuer	Shares/Par	Value ($)

COMMERCIAL PAPER (y) – continued
Other Banks & Diversified Financials – continued
Rabobank USA Financial Corp., 0.19%, due 9/12/11	$2,240,000	$2,239,137
Rabobank USA Financial Corp., 0.2%, due 9/12/11	7,119,000	7,116,113

		$18,945,469

Pharmaceuticals – 5.5%
Novartis Finance Corp., 0.18%, due 8/12/11 (t)	$7,912,000	$7,910,338
Sanofi-Aventis, 0.16%, due 10/17/11 (t)	6,622,000	6,618,821
Sanofi-Aventis, 0.28%, due 7/13/11 (t)	2,943,000	2,942,725

		$17,471,884

Retailers – 3.0%
Wal-Mart Stores, Inc., 0.08%, due 8/08/11 (t)	$9,621,000	$9,620,188

Total Commercial Paper, at Amortized Cost and Value		$179,018,099

U.S. GOVERNMENT AGENCIES AND EQUIVALENTS (y) – 27.3%
Fannie Mae, 0.07%, due 8/01/11	$3,404,000	$3,403,795
Fannie Mae, 0.16%, due 9/01/11	8,010,000	8,007,793
Farmer Mac, 0.14%, due 2/22/12	2,000,000	1,998,164
Federal Home Loan Bank, 0.17%, due 8/10/11	4,710,000	4,709,110
Federal Home Loan Bank, 0.05%, due 9/23/11	9,630,000	9,628,877
Freddie Mac, 0.2%, due 7/06/11	10,150,000	10,149,718
Freddie Mac, 0.001%, due 7/27/11	14,095,000	14,094,990
Freddie Mac, 0.025%, due 8/18/11	3,600,000	3,599,880
Freddie Mac, 0.16%, due 9/06/11	9,990,000	9,987,025
Freddie Mac, 0.095%, due 10/12/11	4,700,000	4,698,723
Freddie Mac, 0.13%, due 12/05/11	9,580,000	9,574,569
Freddie Mac, 0.13%, due 2/08/12	7,830,000	7,823,723

Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$87,676,367

CERTIFICATES OF DEPOSIT – 3.5%
Major Banks – 3.5%
Abbey National Treasury Services PLC/US Branch, 0.25%, due 7/12/11	$7,500,000	$7,500,000
Abbey National Treasury Services PLC/US Branch, 0.25%, due 7/19/11	1,771,000	1,771,000
BNP Paribas/New York Branch, 0.52%, due 8/22/11	2,160,000	2,160,000

Total Certificates of Deposit, at Amortized Cost and Value		$11,431,000

FLOATING RATE DEMAND NOTES – 2.7%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 0.02%, due 7/01/11	$2,800,000	$2,800,000

4

MFS Money Market Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

FLOATING RATE DEMAND NOTES – continued
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.02%, due 7/01/11	$2,600,000	$2,600,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 0.02%, due 7/01/11	3,200,000	3,200,000

Total Floating Rate Demand Notes (Identified Cost, $8,600,000)		$8,600,000

REPURCHASE AGREEMENTS – 10.5%
Bank of America Corp., 0.01%, dated 6/30/11, due 7/01/11, total to be received $1,546,000.43 (secured by U.S. Treasury and Federal Agency obligations valued at $1,576,950 in a jointly traded account)	$1,546,000	$1,546,000

Issuer	Shares/Par	Value ($)

REPURCHASE AGREEMENTS – continued
Goldman Sachs, 0.02%, dated 6/30/11, due 7/01/11, total to be received $32,025,018 (secured by U.S. Treasury and Federal Agency obligations valued at $32,665,500 in a jointly traded account)	$32,025,000	$32,025,000

Total Repurchase Agreements, at Cost		$33,571,000

Total Investments, at Amortized Cost and Value		$320,296,466

OTHER ASSETS, LESS LIABILITIES – 0.2%		554,226

Net Assets – 100.0%		$320,850,692

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.

(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See Notes to Financial Statements

5

MFS Money Market Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/11
Assets
Investments, at amortized cost and value	$286,725,466
Repurchase agreements, at cost and value	33,571,000
Total investments, at amortized cost and value	$320,296,466
Cash	419
Receivables for
Fund shares sold	1,704,301
Interest	7,307
Receivable from investment adviser	1,190
Other assets	5,463
Total assets		$322,015,146
Liabilities
Payable for fund shares reacquired	$1,118,669
Payable to affiliates
Distribution and/or service fees	64
Payable for Trustees’ compensation	5,816
Accrued expenses and other liabilities	39,905
Total liabilities		$1,164,454
Net assets		$320,850,692
Net assets consist of
Paid-in capital	$321,074,137
Accumulated net realized gain (loss) on investments	(223,445)
Net assets		$320,850,692
Shares of beneficial interest outstanding		321,075,231

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$174,327,538	174,453,166	$1.00
Service Class	146,523,154	146,622,065	1.00

See Notes to Financial Statements

6

MFS Money Market Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/11
Net investment income
Interest income		$ 314,647
Expenses
Management fee	$801,154
Distribution and/or service fees	193,276
Administrative services fee	54,086
Trustees’ compensation	19,291
Custodian fee	14,288
Shareholder communications	11,598
Auditing fees	14,332
Legal fees	3,766
Miscellaneous	12,966
Total expenses		$1,124,757
Fees paid indirectly	(5)
Reduction of expenses by investment adviser and distributor	(810,105)
Net expenses		$314,647
Net investment income		$0
Net realized gain (loss) on investment transactions		$366
Change in net assets from operations		$366

See Notes to Financial Statements

7

MFS Money Market Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/11 (unaudited )	Year ended 12/31/10
Change in net assets
From operations
Net investment income	$0	$0
Net realized gain (loss) on investments	366	732
Change in net assets from operations	$366	$732
Change in net assets from fund share transactions	$(19,973,477)	$(57,798,897)
Total change in net assets	$(19,973,111)	$(57,798,165)
Net assets
At beginning of period	340,823,803	398,621,968
At end of period	$320,850,692	$340,823,803

See Notes to Financial Statements

8

MFS Money Market Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/11 (unaudited)		Years ended 12/31
			2010		2009		2008		2007		2006

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00		$0.00	(w)	$0.02		$0.05		$0.04
Net realized and unrealized gain (loss) on investments	0.00	(w)	0.00	(w)	0.00		(0.00	)(w)	(0.00	)(w)	(0.00	)(w)
Total from investment operations	$0.00	(w)	$0.00	(w)	$0.00	(w)	$0.02		$0.05		$0.04
Less distributions declared to shareholders
From net investment income	$—		$—		$(0.00	)(w)	$(0.02)		$(0.05)		$(0.04)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (%) (k)(r)(s)	0.00	(n)	0.00		0.00	(x)	2.03		4.84		4.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.58	(a)	0.59		0.60		0.59		0.55		0.59
Expenses after expense reductions (f)	0.20	(a)	0.27		0.33		0.57		N/A		N/A
Net investment income	0.00	(a)	0.00		0.00		2.02		4.73		4.52
Net assets at end of period (000 omitted)	$174,328		$172,365		$206,513		$322,980		$320,807		$283,055

See Notes to Financial Statements

9

MFS Money Market Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/11 (unaudited)		Years ended 12/31
			2010		2009		2008		2007		2006

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00		$0.00		$0.02		$0.04		$0.04
Net realized and unrealized gain (loss) on investments	0.00	(w)	0.00	(w)	0.00		(0.00	)(w)	(0.00	)(w)	(0.00	)(w)
Total from investment operations	$0.00	(w)	$0.00	(w)	$0.00		$0.02		$0.04		$0.04
Less distributions declared to shareholders
From net investment income	$—		$—		$(0.00	)(w)	$(0.02)		$(0.04)		$(0.04)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (%) (k)(r)(s)	0.00	(n)	0.00		0.00	(x)	1.80		4.58		4.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83	(a)	0.84		0.85		0.84		0.80		0.84
Expenses after expense reductions (f)	0.20	(a)	0.27		0.33		0.80		N/A		N/A
Net investment income	0.00	(a)	0.00		0.00		1.76		4.48		4.28
Net assets at end of period (000 omitted)	$146,523		$168,459		$192,109		$241,404		$233,523		$163,515

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

(x)	Total return was less than 0.01%.

See Notes to Financial Statements

10

MFS Money Market Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Money Market Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Investment Valuations – Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short term securities	$—	$320,296,466	$—	$320,296,466

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund entered into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

11

MFS Money Market Portfolio

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the year ended December 31, 2010, there were no significant adjustments due to differences between book and tax accounting.

The fund declared no distributions for the current period or for the year ended December 31, 2010.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/11
Cost of investments	$320,296,466

As of 12/31/10
Capital loss carryforwards	(223,811)

As of December 31, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/15	$(30,886)
12/31/16	(192,925)
Total	$(223,811)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund’s average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.45% of average daily net assets in excess of $500 million. This written agreement will continue until modified or rescinded by the fund’s shareholders. For the six months ended June 30, 2011, the fund’s average daily net assets did not exceed $500 million and therefore, the management fee was not reduced under this agreement. During the six months ended June 30, 2011, MFS voluntarily waived receipt of $599,963 of the fund’s management fee in order to avoid a negative yield. This voluntary waiver had the effect of reducing the management fee by 0.37% of average daily net assets on an annualized basis. The management fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.13% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, and brokerage commissions, such that total annual fund operating expenses do not exceed 1.25% of the fund’s average daily net assets. MFS’ agreement to limit the fund’s total annual operating expenses is contained in the investment advisory agreement between MFS and the fund and may not be rescinded without shareholder approval. The investment adviser has also agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.57% of average daily net assets for the Initial Class shares and 0.82% of average daily net assets for the Service Class shares. This written agreement will continue until April 30, 2013. For the six months ended June 30, 2011, this reduction amounted to $16,866 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

12

MFS Money Market Portfolio

Notes to Financial Statements (unaudited) – continued

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. During the six months ended June 30, 2011, MFD voluntarily waived receipt of $193,276 of the fund’s distribution and/or service fees in order to avoid a negative yield. For the six months ended June 30, 2011, this voluntary waiver had the effect of reducing the distribution and/or service fees by 0.25% of average daily net assets attributable to Service Class shares on an annualized basis. The distribution and/or service fees incurred for the six months ended June 30, 2011 were equivalent to an annual effective rate of 0.00% of the average daily net assets attributable to Service Class shares.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2011, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.0338% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to Trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $2,703 and are included in miscellaneous expense on the Statement of Operations.

(4)	Portfolio Securities

Purchases and sales of money market securities, exclusive of securities subject to repurchase agreements, aggregated $2,088,753,130 and $2,081,353,434, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/11		Year ended 12/31/10
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	35,025,355	$35,025,355	38,129,471	$38,129,471
Service Class	25,211,138	25,211,138	52,206,382	52,206,383
	60,236,493	$60,236,493	90,335,853	$90,335,854
Shares reacquired
Initial Class	(33,063,165)	$(33,063,165)	(72,278,062)	$(72,278,062)
Service Class	(47,146,805)	(47,146,805)	(75,856,689)	(75,856,689)
	(80,209,970)	$(80,209,970)	(148,134,751)	$(148,134,751)
Net change
Initial Class	1,962,190	$1,962,190	(34,148,591)	$(34,148,591)
Service Class	(21,935,667)	(21,935,667)	(23,650,307)	(23,650,306)
	(19,973,477)	$(19,973,477)	(57,798,898)	$(57,798,897)

13

MFS Money Market Portfolio

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2011, the fund’s commitment fee and interest expense were $1,347 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

14

MFS Money Market Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2011 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

15

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Account transactions and transaction history

• Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

16

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

• open an account or provide account information

• direct us to buy securities or direct us to sell your securities

• make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes – information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

17

MFS® Total Return Portfolio

MFS® Variable Insurance Trust II

SEMIANNUAL REPORT

June 30, 2011

TRS-SEM

MFS® TOTAL RETURN PORTFOLIO

The report is prepared for the general information of contract owners.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE •

NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Total Return Portfolio

LETTER FROM THE CEO

Dear Contract Owners:

After about a year of almost uninterrupted macroeconomic and financial market improvement following the global credit crisis, investors grew more cautious in the middle of 2010 as fears grew that some European countries would default on their debt and as economic data showed a weakening trend in the global economy. As a result asset prices fell significantly.

Last September the U.S. Federal Reserve Board’s promises to make lending conditions easier helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment.

In the following months, the renewed positive market mood, coupled with indications of better global macroeconomic activity, pushed many asset valuations to post-crisis highs. At the same time, global sovereign bond yields initially rose as investors became concerned about inflationary pressures, driven by higher prices for oil as well as other commodities. However, by the end of the second quarter of 2011, a weakening macroeconomic backdrop and renewed concerns over debt problems in some eurozone countries pushed equities lower.

For the remainder of 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide to be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, the Middle East, as well as that created by the U.S. debate over raising the debt ceiling and the downgrade by Standard & Poor’s of the U.S. long-term credit rating.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Total Return Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
U.S. Treasury Notes, 3.125%, 2013	2.6%
U.S. Treasury Notes, 3.75%, 2018	2.4%
JPMorgan Chase & Co.	2.1%
Fannie Mae, 5.5%, 30 Years	2.0%
U.S. Treasury Notes, 1.375%, 2013	2.0%
Exxon Mobil Corp.	1.8%
Philip Morris International Inc.	1.7%
Lockheed Martin Corp.	1.6%
United Technologies	1.5%
Johnson & Johnson	1.4%

Composition including fixed income credit quality (a)(i)
AAA	2.0%
AA	1.7%
A	3.7%
BBB	5.1%
BB	0.2%
B	0.1%
CCC	0.1%
CC (o)	0.0%
C (o)	0.0%
D (o)	0.0%
U.S. Government	13.3%
Federal Agencies	13.0%
Not Rated (o)	0.0%
Non-Fixed Income	60.2%
Cash & Other	0.6%

Equity sectors
Financial Services	12.9%
Energy	7.1%
Consumer Staples	6.9%
Health Care	6.8%
Industrial Goods & Services	6.3%
Utilities & Communications	4.7%
Technology	3.8%
Leisure	3.5%
Basic Materials	2.8%
Retailing	2.5%
Autos & Housing	1.4%
Special Products & Services	1.0%
Transportation	0.5%

Fixed income sectors (i)
U.S. Treasury Securities	13.2%
Mortgage-Backed Securities	12.6%
High Grade Corporates	9.0%
Commercial Mortgage-Backed Securities	2.1%
Non-U.S. Government Bonds	0.8%
Emerging Markets Bonds	0.5%
U.S. Government Agencies	0.4%
High Yield Corporates	0.2%
Collateralized Debt Obligations	0.2%
Asset-Backed Securities	0.2%
Residential Mortgage-Backed Securities (o)	0.0%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund itself has not been rated.

2

MFS Total Return Portfolio

Portfolio Composition – continued

(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(o)	Less than 0.1%.

Percentages are based on net assets as of 6/30/11.

The portfolio is actively managed and current holdings may be different.

3

MFS Total Return Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2011 through June 30, 2011

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/11	Ending Account Value 6/30/11	Expenses Paid During Period (p) 1/01/11-6/30/11
Initial Class	Actual	0.74%	$1,000.00	$1,042.93	$3.75
	Hypothetical (h)	0.74%	$1,000.00	$1,021.12	$3.71
Service Class	Actual	0.99%	$1,000.00	$1,041.54	$5.01
	Hypothetical (h)	0.99%	$1,000.00	$1,019.89	$4.96

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

4

MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 60.0%
Aerospace – 4.5%
Honeywell International, Inc.	167,230	$9,965,232
Huntington Ingalls Industries, Inc. (a)	13,145	453,503
Lockheed Martin Corp.	276,760	22,409,257
Northrop Grumman Corp.	78,130	5,418,316
Precision Castparts Corp.	15,890	2,616,289
United Technologies Corp.	223,460	19,778,445

		$60,641,042

Alcoholic Beverages – 0.9%
Diageo PLC	475,101	$9,706,801
Heineken N.V.	39,211	2,358,060

		$12,064,861

Apparel Manufacturers – 0.2%
NIKE, Inc., “B”	23,110	$2,079,438

Automotive – 0.7%
General Motors Co. (a)	67,420	$2,046,871
Johnson Controls, Inc.	166,690	6,944,305

		$8,991,176

Broadcasting – 2.1%
Omnicom Group, Inc.	160,610	$7,734,978
Viacom, Inc., “B”	194,970	9,943,470
Walt Disney Co.	269,630	10,526,355

		$28,204,803

Brokerage & Asset Managers – 0.6%
Blackrock, Inc.	16,189	$3,105,212
Charles Schwab Corp.	129,910	2,137,020
Franklin Resources, Inc.	27,310	3,585,530

		$8,827,762

Business Services – 1.0%
Accenture PLC, “A”	149,070	$9,006,809
Dun & Bradstreet Corp.	29,130	2,200,480
Western Union Co.	123,420	2,472,103

		$13,679,392

Cable TV – 0.5%
Comcast Corp., “Special A”	258,560	$6,264,909

Chemicals – 2.0%
3M Co.	118,590	$11,248,262
Celanese Corp.	64,230	3,424,101
E.I. du Pont de Nemours & Co.	52,430	2,833,842
PPG Industries, Inc.	103,990	9,441,252

		$26,947,457

Computer Software – 1.3%
Check Point Software Technologies Ltd. (a)	43,490	$2,472,407
Microsoft Corp.	73,540	1,912,040
Oracle Corp.	410,290	13,502,644

		$17,887,091

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – Systems – 1.6%
Hewlett-Packard Co.	187,860	$6,838,104
International Business Machines Corp.	83,170	14,267,814

		$21,105,918

Construction – 0.6%
Pulte Homes, Inc. (a)	105,050	$804,683
Sherwin-Williams Co.	46,160	3,871,439
Stanley Black & Decker, Inc.	57,144	4,117,225

		$8,793,347

Consumer Products – 1.0%
Avon Products, Inc.	107,940	$3,022,320
Procter & Gamble Co.	124,801	7,933,600
Reckitt Benckiser Group PLC	37,378	2,063,651

		$13,019,571

Electrical Equipment – 1.1%
Danaher Corp.	257,660	$13,653,403
Tyco International Ltd.	38,880	1,921,838

		$15,575,241

Electronics – 0.5%
ASML Holding N.V.	20,490	$757,310
Intel Corp.	191,150	4,235,884
Microchip Technology, Inc.	57,660	2,185,891

		$7,179,085

Energy – Independent – 3.0%
Anadarko Petroleum Corp.	38,240	$2,935,302
Apache Corp.	142,850	17,626,262
EOG Resources, Inc.	55,360	5,787,888
Noble Energy, Inc.	47,080	4,219,780
Occidental Petroleum Corp.	96,550	10,045,062

		$40,614,294

Energy – Integrated – 3.8%
Chevron Corp.	153,457	$15,781,518
EQT Corp.	51,540	2,706,881
Exxon Mobil Corp.	299,656	24,386,005
Hess Corp.	90,210	6,744,100
QEP Resources, Inc.	37,780	1,580,337

		$51,198,841

Engineering – Construction – 0.3%
Fluor Corp.	59,290	$3,833,691

Food & Beverages – 2.7%
General Mills, Inc.	160,980	$5,991,676
Groupe Danone	44,456	3,316,871
J.M. Smucker Co.	23,703	1,811,857
Kellogg Co.	58,540	3,238,433
Nestle S.A.	194,946	12,115,288
PepsiCo, Inc.	153,450	10,807,484

		$37,281,609

5

MFS Total Return Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Food & Drug Stores – 0.8%
CVS Caremark Corp.	174,442	$6,555,530
Kroger Co.	86,760	2,151,648
Walgreen Co.	47,690	2,024,917

		$10,732,095

General Merchandise – 1.1%
Kohl’s Corp.	104,200	$5,211,042
Target Corp.	200,740	9,416,713

		$14,627,755

Health Maintenance Organizations – 0.1%
WellPoint, Inc.	14,940	$1,176,824

Insurance – 4.2%
ACE Ltd.	143,440	$9,441,221
Aon Corp.	134,870	6,918,831
Chubb Corp.	45,140	2,826,215
MetLife, Inc.	371,260	16,287,176
Prudential Financial, Inc.	198,370	12,614,348
Travelers Cos., Inc.	150,310	8,775,098

		$56,862,889

Leisure & Toys – 0.5%
Hasbro, Inc.	100,230	$4,403,104
Mattel, Inc.	62,700	1,723,623

		$6,126,727

Machinery & Tools – 0.4%
Eaton Corp.	113,860	$5,858,097

Major Banks – 7.3%
Bank of America Corp.	984,480	$10,789,901
Bank of New York Mellon Corp.	577,735	14,801,571
Goldman Sachs Group, Inc.	137,070	18,242,646
JPMorgan Chase & Co.	681,232	27,889,638
PNC Financial Services Group, Inc.	88,240	5,259,986
State Street Corp.	177,270	7,993,104
SunTrust Banks, Inc.	46,330	1,195,314
Wells Fargo & Co.	472,070	13,246,284

		$99,418,444

Medical & Health Technology & Services – 0.3%
AmerisourceBergen Corp.	57,080	$2,363,112
Quest Diagnostics, Inc.	39,750	2,349,225

		$4,712,337

Medical Equipment – 2.3%
Becton, Dickinson & Co.	85,080	$7,331,344
Covidien PLC	69,720	3,711,196
Medtronic, Inc.	212,190	8,175,681
St. Jude Medical, Inc.	126,720	6,042,010
Thermo Fisher Scientific, Inc. (a)	94,570	6,089,362

		$31,349,593

Metals & Mining – 0.1%
Cliffs Natural Resources, Inc.	20,170	$1,864,717

Natural Gas – Pipeline – 0.4%
Kinder Morgan, Inc.	38,970	$1,119,608

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Natural Gas – Pipeline – continued
Williams Cos., Inc.	131,690	$3,983,623

		$5,103,231

Network & Telecom – 0.4%
Cisco Systems, Inc.	324,470	$5,064,977

Oil Services – 0.3%
Schlumberger Ltd.	23,970	$2,071,008
Transocean, Inc.	40,400	2,608,224

		$4,679,232

Other Banks & Diversified Financials – 0.8%
MasterCard, Inc., “A”	14,090	$4,245,881
TCF Financial Corp.	102,720	1,417,536
Visa, Inc., “A”	41,100	3,463,086
Zions Bancorporation	91,160	2,188,752

		$11,315,255

Pharmaceuticals – 4.1%
Abbott Laboratories	265,290	$13,959,560
Bayer AG	25,656	2,062,647
GlaxoSmithKline PLC	78,439	1,679,383
Johnson & Johnson	279,450	18,589,014
Merck & Co., Inc.	48,060	1,696,037
Pfizer, Inc.	761,851	15,694,131
Roche Holding AG	12,632	2,113,973

		$55,794,745

Railroad & Shipping – 0.3%
Canadian National Railway Co.	28,880	$2,307,512
CSX Corp.	66,970	1,755,953

		$4,063,465

Restaurants – 0.4%
McDonald’s Corp.	72,600	$6,121,632

Specialty Chemicals – 0.7%
Air Products & Chemicals, Inc.	93,420	$8,929,084
Airgas, Inc.	12,720	890,909

		$9,819,993

Specialty Stores – 0.4%
Advance Auto Parts, Inc.	37,660	$2,202,733
Staples, Inc.	193,740	3,061,092

		$5,263,825

Telecommunications – Wireless – 0.7%
Vodafone Group PLC	3,696,569	$9,806,938

Telephone Services – 1.5%
AT&T, Inc.	578,216	$18,161,765
CenturyLink, Inc.	56,503	2,284,416

		$20,446,181

Tobacco – 2.3%
Altria Group, Inc.	103,130	$2,723,663
Philip Morris International, Inc.	350,660	23,413,568
Reynolds American, Inc.	123,170	4,563,449

		$30,700,680

6

MFS Total Return Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Trucking – 0.2%
United Parcel Service, Inc., “B”	40,520	$2,955,124

Utilities – Electric Power – 2.0%
American Electric Power Co., Inc.	76,890	$2,897,215
Dominion Resources, Inc.	21,368	1,031,433
Entergy Corp.	44,430	3,033,680
NextEra Energy, Inc.	38,340	2,203,016
NRG Energy, Inc. (a)	93,960	2,309,537
PG&E Corp.	122,630	5,154,139
PPL Corp.	171,980	4,786,203
Public Service Enterprise Group, Inc.	191,600	6,253,824

		$27,669,047

Total Common Stocks (Identified Cost, $733,613,437)		$815,723,331

BONDS – 38.9%

Agency – Other – 0.1%
Financing Corp., 9.65%, 2018	$490,000	$703,963

Asset-Backed & Securitized – 2.4%
Anthracite Ltd., “A”, CDO, FRN, 0.635%, 2017 (z)	$1,563,470	$1,516,566
Banc of America Commercial Mortgage, Inc., FRN, 5.93%, 2017	800,000	869,303
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.785%, 2040 (z)	1,335,150	746,766
BlackRock Capital Finance LP, 7.75%, 2026 (n)	148,727	17,847
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (z)	1,168,500	1,174,927
Citigroup Commercial Mortgage Trust, FRN, 5.886%, 2017	4,050,000	4,421,815
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	1,360,000	1,443,018
Credit Suisse Mortgage Capital Certificate, FRN, 5.695%, 2017	1,881,580	1,994,566
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	905,308	595,351
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	1,620,000	1,667,974
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045	1,034,871	1,126,992
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.388%, 2041	1,985,000	2,131,368
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	2,438,368	2,656,159
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.067%, 2045	2,420,000	2,685,841
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.004%, 2049	1,300,000	1,402,048
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.186%, 2051	2,664,573	2,834,712
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2050	1,881,580	2,013,740
Morgan Stanley Capital I, Inc., FRN, 1.185%, 2030 (i)(z)	8,119,597	204,614

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
Residential Asset Mortgage Products, Inc., FRN, 4.97%, 2034	$521,644	$526,124
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	1,405,000	598,554
Spirit Master Funding LLC, 5.05%, 2023 (z)	1,267,643	1,125,996
Structured Asset Securities Corp., FRN, 4.67%, 2035	60,752	60,636
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 6.096%, 2017	1,300,000	1,414,324

		$33,229,241

Automotive – 0.1%
Toyota Motor Credit Corp., 3.2%, 2015	$720,000	$748,300

Broadcasting – 0.1%
News America, Inc., 8.5%, 2025	$1,154,000	$1,459,899

Cable TV – 0.4%
Cox Communications, Inc., 4.625%, 2013	$1,167,000	$1,239,165
DIRECTV Holdings LLC, 4.6%, 2021	1,500,000	1,507,112
Time Warner Entertainment Co. LP, 8.375%, 2033	1,830,000	2,338,939

		$5,085,216

Conglomerates – 0.1%
Kennametal, Inc., 7.2%, 2012	$1,780,000	$1,877,330

Consumer Services – 0.1%
Western Union Co., 5.4%, 2011	$1,877,000	$1,910,839

Defense Electronics – 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$1,853,000	$2,011,806

Electronics – 0.1%
Tyco Electronics Group S.A., 6.55%, 2017	$1,492,000	$1,757,946

Emerging Market Quasi-Sovereign – 0.2%
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)	$342,000	$324,925
Petrobras International Finance Co., 6.75%, 2041	317,000	338,275
Petroleos Mexicanos, 8%, 2019	852,000	1,050,516
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	949,765	1,035,244

		$2,748,960

Emerging Market Sovereign – 0.2%
Republic of Peru, 7.35%, 2025	$103,000	$125,815
Russian Federation, 3.625%, 2015 (z)	2,500,000	2,568,750

		$2,694,565

Energy – Independent – 0.1%
Anadarko Petroleum Corp., 6.45%, 2036	$1,510,000	$1,575,603

Energy – Integrated – 0.5%
BP Capital Markets PLC, 4.5%, 2020	$346,000	$352,849
BP Capital Markets PLC, 4.742%, 2021	1,480,000	1,526,771
Hess Corp., 8.125%, 2019	330,000	417,548

7

MFS Total Return Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Energy – Integrated – continued
Husky Energy, Inc., 5.9%, 2014	$875,000	$973,864
Husky Energy, Inc., 7.25%, 2019	888,000	1,064,262
Petro-Canada, 6.05%, 2018	1,794,000	2,031,199

		$6,366,493

Financial Institutions – 0.1%
General Electric Capital Corp., 5.45%, 2013	$179,000	$190,503
General Electric Capital Corp., 4.625%, 2021	1,320,000	1,327,770

		$1,518,273

Food & Beverages – 0.3%
Anheuser-Busch InBev Worldwide, Inc., 8%, 2039	$1,450,000	$1,959,864
Miller Brewing Co., 5.5%, 2013 (n)	1,475,000	1,597,682

		$3,557,546

Food & Drug Stores – 0.1%
CVS Caremark Corp., 6.125%, 2016	$1,140,000	$1,306,896

Gaming & Lodging – 0.1%
Wyndham Worldwide Corp., 6%, 2016	$1,146,000	$1,217,028

Insurance – 0.3%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$1,405,000	$1,292,600
MetLife, Inc., 4.75%, 2021	370,000	377,184
Metropolitan Life Global Funding, 5.125%, 2013 (n)	590,000	627,777
Metropolitan Life Global Funding, 5.125%, 2014 (n)	640,000	699,238
Prudential Financial, Inc., 6.625%, 2040	500,000	539,837

		$3,536,636

Insurance – Property & Casualty – 0.2%
Chubb Corp., 6.375% to 2017, FRN to 2067	$2,530,000	$2,618,550
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2032 (n)	146,000	147,381
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)	524,000	521,380

		$3,287,311

International Market Quasi-Sovereign – 0.7%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$980,000	$1,028,610
ING Bank N.V., 3.9%, 2014 (n)	1,450,000	1,551,393
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)	1,800,000	1,513,276
KFW International Finance, Inc., 4.875%, 2019	1,460,000	1,651,267
Royal Bank of Scotland Group PLC, 2.625%, 2012 (n)	2,610,000	2,659,287
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	793,000	841,079

		$9,244,912

Issuer	Shares/Par	Value ($)

BONDS – continued
Local Authorities – 0.1%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 2040	$1,190,000	$1,436,378

Machinery & Tools – 0.1%
Atlas Copco AB, 5.6%, 2017 (n)	$1,760,000	$1,958,004

Major Banks – 1.6%
ABN Amro Bank N.V., FRN, 2.042%, 2014 (n)	$2,370,000	$2,419,201
Bank of America Corp., 7.375%, 2014	550,000	618,308
Bank of America Corp., 5.49%, 2019	729,000	730,386
Bank of America Corp., 7.625%, 2019	780,000	903,546
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	700,000	675,500
Commonwealth Bank of Australia, 5%, 2019 (n)	780,000	811,676
Credit Suisse New York, 5.5%, 2014	1,600,000	1,757,352
Goldman Sachs Group, Inc., 5.625%, 2017	1,446,000	1,530,791
HSBC USA, Inc., 4.875%, 2020	860,000	846,699
JPMorgan Chase & Co., 6.3%, 2019	1,310,000	1,476,548
JPMorgan Chase Capital XXII, 6.45%, 2037	632,000	636,788
JPMorgan Chase Capital XXVII, 7%, 2039	166,000	165,794
Merrill Lynch & Co., Inc., 6.15%, 2013	1,220,000	1,309,955
Morgan Stanley, 5.75%, 2016	1,145,000	1,216,137
Morgan Stanley, 6.625%, 2018	1,650,000	1,817,628
PNC Funding Corp., 5.625%, 2017	1,180,000	1,299,307
Royal Bank of Scotland PLC, 6.125%, 2021	1,400,000	1,435,160
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	1,610,000	1,547,184
Wachovia Corp., 5.25%, 2014	787,000	843,558

		$22,041,518

Medical & Health Technology & Services – 0.2%
CareFusion Corp., 6.375%, 2019	$1,300,000	$1,467,302
Hospira, Inc., 6.05%, 2017	1,071,000	1,215,583

		$2,682,885

Metals & Mining – 0.2%
ArcelorMittal, 9.85%, 2019	$636,000	$806,277
ArcelorMittal, 5.25%, 2020	1,250,000	1,235,916
Vale Overseas Ltd., 4.625%, 2020	337,000	335,159
Vale Overseas Ltd., 6.875%, 2039	257,000	279,302

		$2,656,654

Mortgage-Backed – 12.6%
Fannie Mae, 4.01%, 2013	$175,233	$182,670
Fannie Mae, 4.562%, 2014	815,615	869,198
Fannie Mae, 4.63%, 2014	439,393	467,863
Fannie Mae, 4.841%, 2014	738,405	790,301
Fannie Mae, 4.88%, 2014	298,732	322,000
Fannie Mae, 4.56%, 2015	293,324	315,108
Fannie Mae, 4.7%, 2015	632,750	682,368
Fannie Mae, 4.78%, 2015	419,508	454,997
Fannie Mae, 4.856%, 2015	300,178	324,794
Fannie Mae, 4.997%, 2015	132,024	144,315
Fannie Mae, 5.1%, 2015	480,000	511,540

8

MFS Total Return Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Fannie Mae, 5.09%, 2016	$460,000	$501,832
Fannie Mae, 5.27%, 2016	541,631	590,517
Fannie Mae, 5.5%, 2016 - 2040	27,442,003	29,866,083
Fannie Mae, 5.662%, 2016	423,499	475,396
Fannie Mae, 5.724%, 2016	286,606	318,113
Fannie Mae, 5.05%, 2017	451,466	492,656
Fannie Mae, 6%, 2017 - 2037	17,746,199	19,643,319
Fannie Mae, 4.5%, 2018 - 2041	5,490,669	5,739,301
Fannie Mae, 5%, 2018 - 2041	16,503,425	17,666,909
Fannie Mae, 5.37%, 2018	600,000	656,097
Fannie Mae, 7.5%, 2030 - 2031	172,418	202,442
Fannie Mae, 6.5%, 2031 - 2037	4,981,322	5,659,575
Freddie Mac, 6%, 2016 - 2037	7,237,317	8,002,632
Freddie Mac, 5%, 2017 - 2039	12,471,941	13,336,807
Freddie Mac, 3.154%, 2018	148,000	147,548
Freddie Mac, 4.5%, 2018 - 2039	10,500,987	11,037,760
Freddie Mac, 5.085%, 2019	1,417,000	1,514,162
Freddie Mac, 5.5%, 2019 - 2037	8,611,389	9,369,180
Freddie Mac, 3.808%, 2020	1,217,000	1,222,339
Freddie Mac, 4%, 2024	2,527,687	2,638,812
Freddie Mac, 6.5%, 2034 - 2038	2,921,903	3,301,922
Freddie Mac, 4%, 2040 - 2041	7,872,099	7,876,940
Freddie Mac, FRN, 3.882%, 2017	369,006	385,789
Ginnie Mae, 4.5%, 2033 - 2040	6,083,061	6,454,624
Ginnie Mae, 5%, 2033 - 2039	6,754,069	7,334,406
Ginnie Mae, 5.5%, 2033 - 2035	3,369,486	3,730,359
Ginnie Mae, 6%, 2033 - 2038	3,244,843	3,631,173
Ginnie Mae, 4%, 2041	3,999,822	4,070,027

		$170,931,874

Natural Gas – Pipeline – 0.3%
Enterprise Products Operating LLC, 6.5%, 2019	$966,000	$1,106,542
Kinder Morgan Energy Partners LP, 7.4%, 2031	804,000	915,832
Kinder Morgan Energy Partners LP, 7.75%, 2032	590,000	700,439
Spectra Energy Capital LLC, 8%, 2019	987,000	1,207,361

		$3,930,174

Network & Telecom – 0.5%
AT&T, Inc., 6.55%, 2039	$1,390,000	$1,524,594
BellSouth Corp., 6.55%, 2034	1,472,000	1,583,818
Telecom Italia Capital, 5.25%, 2013	752,000	789,429
Verizon New York, Inc., 6.875%, 2012	2,443,000	2,551,765

		$6,449,606

Other Banks & Diversified Financials – 1.1%
American Express Co., 5.5%, 2016	$938,000	$1,045,605
Banco Bradesco S.A., 6.75%, 2019 (n)	681,000	732,075
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	600,000	578,554
Capital One Financial Corp., 6.15%, 2016	1,540,000	1,698,959
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	1,494,000	1,709,674

Issuer	Shares/Par	Value ($)

BONDS – continued
Other Banks & Diversified Financials – continued
HSBC Holdings PLC, 5.1%, 2021	$785,000	$804,455
Lloyds TSB Bank PLC, 4.875%, 2016	1,270,000	1,298,919
Nordea Bank AB, 4.875%, 2021 (z)	820,000	829,147
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	599,000	569,050
Svenska Handelsbanken AB, 4.875%, 2014 (n)	2,000,000	2,160,322
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	2,970,000	2,910,600

		$14,337,360

Pharmaceuticals – 0.2%
Pfizer, Inc., 7.2%, 2039	$590,000	$740,728
Roche Holdings, Inc., 6%, 2019 (n)	1,980,000	2,281,279

		$3,022,007

Real Estate – 0.5%
Boston Properties, Inc., REIT, 5%, 2015	$369,000	$399,986
HCP, Inc., REIT, 5.375%, 2021	857,000	883,933
HRPT Properties Trust, REIT, 6.25%, 2016	2,545,000	2,786,594
Simon Property Group, Inc., REIT, 5.875%, 2017	1,131,000	1,280,818
WEA Finance LLC, REIT, 6.75%, 2019 (n)	426,000	483,081
WEA Finance LLC, REIT, 4.625%, 2021 (z)	1,160,000	1,125,730

		$6,960,142

Retailers – 0.3%
Home Depot, Inc., 5.95%, 2041	$1,314,000	$1,353,191
Limited Brands, Inc., 5.25%, 2014	404,000	422,180
Wal-Mart Stores, Inc., 5.25%, 2035	2,241,000	2,241,143

		$4,016,514

Supranational – 0.1%
Asian Development Bank, 2.75%, 2014	$1,040,000	$1,088,726

Telecommunications – Wireless – 0.2%
Crown Castle Towers LLC, 6.113%, 2040 (n)	$783,000	$854,346
Crown Castle Towers LLC, 4.883%, 2040 (n)	420,000	422,321
Rogers Communications, Inc., 6.8%, 2018	1,554,000	1,833,673

		$3,110,340

Transportation – Services – 0.1%
Erac USA Finance Co., 7%, 2037 (n)	$1,325,000	$1,457,933

U.S. Government Agencies and Equivalents – 0.3%
Small Business Administration, 4.77%, 2024	$567,066	$604,280
Small Business Administration, 5.18%, 2024	936,044	1,003,182
Small Business Administration, 4.99%, 2024	845,881	906,857
Small Business Administration, 5.11%, 2025	1,836,339	1,978,023

		$4,492,342

9

MFS Total Return Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Treasury Obligations – 13.2%
U.S. Treasury Bonds, 2%, 2013	$2,348,000	$2,426,144
U.S. Treasury Bonds, 8.5%, 2020	2,554,000	3,669,779
U.S. Treasury Bonds, 8%, 2021	320,000	455,650
U.S. Treasury Bonds, 6%, 2026	651,000	810,292
U.S. Treasury Bonds, 6.75%, 2026	408,000	544,489
U.S. Treasury Bonds, 5.25%, 2029	2,881,000	3,324,403
U.S. Treasury Bonds, 5.375%, 2031	2,921,000	3,423,503
U.S. Treasury Bonds, 5%, 2037	7,630,000	8,475,259
U.S. Treasury Bonds, 4.5%, 2039	14,705,200	15,036,067
U.S. Treasury Notes, 4.5%, 2012	1,924,000	1,992,618
U.S. Treasury Notes, 4.625%, 2012	1,800,000	1,885,009
U.S. Treasury Notes, 1.375%, 2012	6,962,000	7,057,728
U.S. Treasury Notes, 1.375%, 2013	26,800,000	27,239,788
U.S. Treasury Notes, 3.125%, 2013	32,638,000	34,524,868
U.S. Treasury Notes, 2.75%, 2013	1,080,000	1,134,000
U.S. Treasury Notes, 1.875%, 2014	13,481,000	13,902,281
U.S. Treasury Notes, 4.125%, 2015	4,512,000	5,006,556
U.S. Treasury Notes, 2.625%, 2016	868,000	908,416
U.S. Treasury Notes, 5.125%, 2016	488,000	567,148
U.S. Treasury Notes, 4.75%, 2017	2,210,000	2,541,845
U.S. Treasury Notes, 3.75%, 2018	30,130,000	32,639,257
U.S. Treasury Notes, TIPS, 1.25%, 2020	10,694,374	11,312,637

		$178,877,737

Utilities – Electric Power – 1.0%
Bruce Mansfield Unit, 6.85%, 2034	$2,501,825	$2,682,124
EDP Finance B.V., 6%, 2018 (n)	1,139,000	1,053,867
Enel Finance International S.A., 6.25%, 2017 (n)	1,183,000	1,305,995
MidAmerican Funding LLC, 6.927%, 2029	2,762,000	3,186,235
Oncor Electric Delivery Co., 7%, 2022	1,582,000	1,886,083

Issuer	Shares/Par	Value ($)

BONDS – continued
Utilities – Electric Power – continued
PSEG Power LLC, 6.95%, 2012	1,177,000	1,240,923
PSEG Power LLC, 5.32%, 2016	923,000	1,017,403
System Energy Resources, Inc., 5.129%, 2014 (z)	309,792	317,977
Waterford 3 Funding Corp., 8.09%, 2017	1,338,293	1,347,580

		$14,038,187

Total Bonds (Identified Cost, $505,799,457)		$529,327,144

CONVERTIBLE PREFERRED STOCKS – 0.2%
Automotive – 0.1%
General Motors Co., 4.75%	43,700	$2,129,938

Utilities – Electric Power – 0.1%
PPL Corp., 9.5%	12,920	$722,228

Total Convertible Preferred Stocks (Identified Cost, $2,831,000)		$2,852,166

MONEY MARKET FUNDS (v) – 0.6%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value	7,597,793	$7,597,793

Total Investments (Identified Cost, $1,249,841,687)		$1,355,500,434

OTHER ASSETS, LESS LIABILITIES – 0.3%		4,118,135

Net Assets – 100.0%		$1,359,618,569

(a)	Non-income producing security.

(e)	Guaranteed by Minister for Finance of Ireland.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $35,596,987, representing 2.6% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

10

MFS Total Return Portfolio

Portfolio of Investments (unaudited) – continued

Restricted Securities	Acquisition Date	Cost	Value
Anthracite Ltd., “A”, CDO, FRN, 0.635%, 2017	3/19/10	$1,465,727	$1,516,566
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.785%, 2040	3/01/06	1,335,150	746,766
Capital Trust Realty Ltd., CDO, 5.16%, 2035	7/14/10	1,169,213	1,174,927
Morgan Stanley Capital I, Inc., FRN, 1.185%, 2030	4/04/02	288,071	204,614
Nordea Bank AB, 4.875%, 2021	1/11/11	816,231	829,147
Russian Federation, 3.625%, 2015	4/22/10	2,489,740	2,568,750
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	1,255,919	1,125,996
System Energy Resources, Inc., 5.129%, 2014	4/16/04	309,792	317,977
WEA Finance LLC, REIT, 4.625%, 2021	5/03/11	1,150,939	1,125,730
Total Restricted Securities			$9,610,473
% of Net Assets			0.7%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

TIPS	Treasury Inflation Protected Security

See Notes to Financial Statements

11

MFS Total Return Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/11
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $1,242,243,894)	$1,347,902,641
Underlying affiliated funds, at cost and value	7,597,793
Total investments, at value (identified cost, $1,249,841,687)	$1,355,500,434
Cash	8,329
Receivables for
Investments sold	1,341,751
Fund shares sold	55,459
Interest and dividends	5,554,394
Other assets	20,756
Total assets		$1,362,481,123
Liabilities
Payables for
Investments purchased	$1,196,260
Fund shares reacquired	1,452,135
Payable to affiliates
Investment adviser	59,212
Distribution and/or service fees	10,899
Payable for Trustees’ compensation	23,209
Accrued expenses and other liabilities	120,839
Total liabilities		$2,862,554
Net assets		$1,359,618,569
Net assets consist of
Paid-in capital	$1,307,244,209
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	105,657,884
Accumulated net realized gain (loss) on investments and foreign currency transactions	(101,424,834)
Undistributed net investment income	48,141,310
Net assets		$1,359,618,569
Shares of beneficial interest outstanding		78,248,710

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$558,252,776	31,920,595	$17.49
Service Class	801,365,793	46,328,115	17.30

See Notes to Financial Statements

12

MFS Total Return Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/11
Net investment income
Income
Interest	$11,431,527
Dividends	9,815,030
Dividends from underlying affiliated funds	9,116
Foreign taxes withheld	(114,373)
Total investment income		$21,141,300
Expenses
Management fee	$4,791,412
Distribution and/or service fees	1,025,013
Administrative services fee	232,537
Trustees’ compensation	79,613
Custodian fee	80,950
Shareholder communications	20,296
Auditing fees	28,573
Legal fees	3,691
Miscellaneous	45,375
Total expenses		$6,307,460
Fees paid indirectly	(21)
Reduction of expenses by investment adviser	(147,662)
Net expenses		$6,159,777
Net investment income		$14,981,523
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$28,713,251
Foreign currency transactions	18,339
Net realized gain (loss) on investments and foreign currency transactions		$28,731,590
Change in unrealized appreciation (depreciation)
Investments	$14,011,094
Translation of assets and liabilities in foreign currencies	(9,827)
Net unrealized gain (loss) on investments and foreign currency translation		$14,001,267
Net realized and unrealized gain (loss) on investments and foreign currency		$42,732,857
Change in net assets from operations		$57,714,380

See Notes to Financial Statements

13

MFS Total Return Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/11 (unaudited )	Year ended 12/31/10
Change in net assets
From operations
Net investment income	$14,981,523	$31,504,299
Net realized gain (loss) on investments and foreign currency transactions	28,731,590	56,484,401
Net unrealized gain (loss) on investments and foreign currency translation	14,001,267	44,058,427
Change in net assets from operations	$57,714,380	$132,047,127
Distributions declared to shareholders
From net investment income	$—	$(37,470,337)
Change in net assets from fund share transactions	$(102,936,080)	$(149,042,604)
Total change in net assets	$(45,221,700)	$(54,465,814)
Net assets
At beginning of period	1,404,840,269	1,459,306,083
At end of period (including undistributed net investment income of $48,141,310 and $33,159,787, respectively)	$1,359,618,569	$1,404,840,269

See Notes to Financial Statements

14

MFS Total Return Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$16.77		$15.66	$13.83	$19.50	$20.02	$19.10
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.38	$0.40	$0.49	$0.53	$0.54
Net realized and unrealized gain (loss) on investments and foreign currency	0.52		1.16	1.98	(4.30)	0.36	1.69
Total from investment operations	$0.72		$1.54	$2.38	$(3.81)	$0.89	$2.23
Less distributions declared to shareholders
From net investment income	$—		$(0.43)	$(0.55)	$(0.60)	$(0.60)	$(0.54)
From net realized gain on investments	—		—	—	(1.26)	(0.81)	(0.77)
Total distributions declared to shareholders	$—		$(0.43)	$(0.55)	$(1.86)	$(1.41)	$(1.31)
Net asset value, end of period	$17.49		$16.77	$15.66	$13.83	$19.50	$20.02
Total return (%) (k)(r)(s)	4.29	(n)	9.97	18.09	(21.55)	4.32	12.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76	(a)	0.75	0.76	0.74	0.70	0.71
Expenses after expense reductions (f)	0.74	(a)	0.74	—	—	—	—
Net investment income	2.31	(a)	2.37	2.87	2.93	2.67	2.81
Portfolio turnover	9		32	45	62	60	48
Net assets at end of period (000 omitted)	$558,253		$571,781	$604,214	$604,843	$1,013,465	$1,210,549

See Notes to Financial Statements

15

MFS Total Return Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/11		Years ended 12/31
			2010	2009	2008	2007	2006
	(unaudited)
Net asset value, beginning of period	$16.61		$15.52	$13.70	$19.33	$19.86	$18.97
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.33	$0.36	$0.44	$0.48	$0.49
Net realized and unrealized gain (loss) on investments and foreign currency	0.52		1.16	1.97	(4.26)	0.36	1.67
Total from investment operations	$0.69		$1.49	$2.33	$(3.82)	$0.84	$2.16
Less distributions declared to shareholders
From net investment income	$—		$(0.40)	$(0.51)	$(0.55)	$(0.56)	$(0.50)
From net realized gain on investments	—		—	—	(1.26)	(0.81)	(0.77)
Total distributions declared to shareholders	$—		$(0.40)	$(0.51)	$(1.81)	$(1.37)	$(1.27)
Net asset value, end of period	$17.30		$16.61	$15.52	$13.70	$19.33	$19.86
Total return (%) (k)(r)(s)	4.15	(n)	9.69	17.81	(21.74)	4.07	11.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01	(a)	1.00	1.00	0.99	0.95	0.96
Expenses after expense reductions (f)	0.99	(a)	0.99	—	—	—	—
Net investment income	2.06	(a)	2.12	2.60	2.69	2.42	2.58
Portfolio turnover	9		32	45	62	60	48
Net assets at end of period (000 omitted)	$801,366		$833,059	$855,092	$708,517	$994,977	$903,202

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

16

MFS Total Return Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Total Return Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the

17

MFS Total Return Portfolio

Notes to Financial Statements (unaudited) – continued

issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$818,575,497	$—	$—	$818,575,497
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	184,074,042	—	184,074,042
Non-U.S. Sovereign Debt	—	15,777,163	—	15,777,163
Corporate Bonds	—	86,523,831	—	86,523,831
Residential Mortgage-Backed Securities	—	172,730,390	—	172,730,390
Commercial Mortgage-Backed Securities	—	27,992,466	—	27,992,466
Asset-Backed Securities (including CDOs)	—	3,438,259	—	3,438,259
Foreign Bonds	—	38,790,993	—	38,790,993
Mutual Funds	7,597,793	—	—	7,597,793
Total Investments	$826,173,290	$529,327,144	$—	$1,355,500,434

For further information regarding security characteristics, see the Portfolio of Investments.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between

18

MFS Total Return Portfolio

Notes to Financial Statements (unaudited) – continued

the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/10
Ordinary income (including any short-term capital gains)	$37,470,337

19

MFS Total Return Portfolio

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/11
Cost of investments	$1,264,855,006
Gross appreciation	127,516,271
Gross depreciation	(36,870,843)
Net unrealized appreciation (depreciation)	$90,645,428

As of 12/31/10
Undistributed ordinary income	33,159,787
Capital loss carryforwards	(115,492,778)
Other temporary differences	8,964
Net unrealized appreciation (depreciation)	76,984,007

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/16	$(99,438,460)
12/31/17	(16,054,318)
Total	$(115,492,778)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/11	Year ended 12/31/10
Initial Class	$—	$15,999,098
Service Class	—	21,471,239
Total	$—	$37,470,337

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $300 million of average daily net assets	0.75%
Average daily net assets in excess of $300 million	0.675%

The investment adviser has agreed in writing to reduce its management fee to 0.60% of average daily net assets in excess of $1 billion. This written agreement will continue until modified or rescinded by the fund’s shareholders.

The management fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.67% of the fund’s average daily net assets. This management fee reduction amounted to $147,662, which is shown as a reduction of total expenses in the Statement of Operations.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, and brokerage commissions, such that the total annual operating expenses of the fund do not exceed 1.25% of the fund’s average daily net assets. MFS’ agreement to limit the fund’s operating expenses is contained in the investment advisory agreement between MFS and the fund and may not be rescinded without shareholder approval. In addition, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment related expenses, such that the total annual operating expenses do not exceed 0.74% of average daily net assets for the Initial Class shares and 0.99% of average daily net assets for the Service Class shares. This written agreement will continue until April 30, 2013. For the six months ended June 30, 2011, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

20

MFS Total Return Portfolio

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, has contracted to provide transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. During the six months ended June 30, 2011, the fund did not pay MFSC a fee for this service.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.0335% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to Trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. The fund does not pay compensation directly to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $11,486 and are included in miscellaneous expense on the Statement of Operations.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions, and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$20,101,778	$54,478,626
Investments (non-U.S. Government securities)	$103,294,905	$165,520,330

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/11		Year ended 12/31/10
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	118,392	$2,054,477	409,999	$6,469,643
Service Class	382,951	6,585,499	1,433,031	22,334,230
	501,343	$8,639,976	1,843,030	$28,803,873
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	993,116	$15,999,098
Service Class	—	—	1,343,632	21,471,239
	—	$—	2,336,748	$37,470,337

21

MFS Total Return Portfolio

Notes to Financial Statements (unaudited) – continued

	Six months ended 6/30/11		Year ended 12/31/10
	Shares	Amount	Shares	Amount
Shares reacquired
Initial Class	(2,285,887)	$(39,575,513)	(5,903,250)	$(93,426,169)
Service Class	(4,206,403)	(72,000,543)	(7,737,752)	(121,890,645)
	(6,492,290)	$(111,576,056)	(13,641,002)	$(215,316,814)
Net change
Initial Class	(2,167,495)	$(37,521,036)	(4,500,135)	$(70,957,428)
Service Class	(3,823,452)	(65,415,044)	(4,961,089)	(78,085,176)
	(5,990,947)	$(102,936,080)	(9,461,224)	$(149,042,604)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2011, the fund’s commitment fee and interest expense were $5,658 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	9,034,481	103,858,319	(105,295,007)	7,597,793

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$9,116	$7,597,793

22

MFS Total Return Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2011 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products and Performance” section of mfs.com.

23

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Account transactions and transaction history

• Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

24

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

• open an account or provide account information

• direct us to buy securities or direct us to sell your securities

• make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes – information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

25

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS VARIABLE INSURANCE TRUST II

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: August 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: August 16, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 16, 2011

*	Print name and title of each signing officer under his or her signature.